UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – June 30, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Diversified Income Fund

Semiannual report

6 | 30 | 22

Message from the Trustees

August 11, 2022

Dear Shareholder:

Financial markets are reminding us that the journey to long-term returns often involves weathering periods of heightened volatility. Both stocks and bonds have experienced sharp declines in the first half of 2022. Inflation has shaken consumer confidence, while higher interest rates are helping to slow the U.S. economy. Globally, the Russia-Ukraine War, supply chain disruptions, and China’s continued deceleration could prolong market volatility.

While this difficult environment may test investors’ patience, you can be confident that Putnam portfolio managers are actively working for you. They are assessing risks while researching new and attractive investment opportunities for your fund.

We also have changes to the Board of Trustees to announce. In July 2022, we welcomed Jennifer Williams Murphy and Marie Pillai as new Trustees. Both have a wealth of investment advisory and executive management experience. We also want to thank our Trustees who retired from the Board on June 30, 2022: Paul Joskow served with us since 1997, and Ravi Akhoury joined the Board in 2009. We wish them well.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: Emerging market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/22)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2022

Class IA: $4.69	Class IB: $4.72

Annualized total return at net asset value (as of 6/30/22)

				Bloomberg
	Class IA	Class IB	ICE BofA U.S.	U.S.
	shares	shares	Treasury Bill	Aggregate
	(9/15/93)	(4/6/98)	Index	Bond Index
6 months	–2.27%	–2.35%	0.05%	–10.35%
1 year	–7.54	–7.76	0.07	–10.29
5 years	0.73	0.50	1.11	0.88
10 years	2.65	2.40	0.65	1.54
Life of fund	4.57	4.38	2.38	4.52

Returns for periods of less than one year are not annualized.

Recent performance may have benefited from one or more legal settlements.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency. Data in the table reflect a new calculation methodology put into effect on 6/30/22.

Of special interest

The fund had de minimis exposure to Russian securities at the end of the period. Holdings in Russian securities generally experienced sharp declines in value in late February and early March 2022 and have been subject to liquidity and settlement constraints, as well as, in certain cases, U.S. and other governmental sanctions. We are closely monitoring governmental actions, including the issuance of sanctions, and related market developments.

Putnam VT Diversified Income Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/22 to 6/30/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/21	0.77%	1.02%
Annualized expense ratio for the six-month
period ended 6/30/22	0.81%	1.06%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/22		ended 6/30/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.97	$5.19	$4.06	$5.31
Ending value
(after
expenses)	$977.30	$976.50	$1,020.78	$1,019.54

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2	Putnam VT Diversified Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund	3

The fund’s portfolio 6/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (81.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$19,287	$20,190
5.00%, with due dates from 5/20/49 to 3/20/50	125,509	129,838
3.50%, with due dates from 9/20/49 to 11/20/49	163,273	159,250
		309,278
U.S. Government Agency Mortgage Obligations (80.8%)
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	38,028	38,829
4.50%, 5/1/49	11,300	11,445
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	1,000,000	1,023,253
5.50%, TBA, 8/1/52	14,000,000	14,386,785
5.00%, TBA, 8/1/52	35,000,000	35,600,187
5.00%, TBA, 7/1/52	12,000,000	12,241,872
4.50%, TBA, 8/1/52	22,000,000	22,033,519
4.50%, TBA, 7/1/52	9,000,000	9,033,048
4.00%, TBA, 8/1/52	8,000,000	7,871,558
4.00%, TBA, 7/1/52	11,000,000	10,843,589
3.50%, TBA, 8/1/52	5,000,000	4,799,998
3.00%, TBA, 8/1/52	5,000,000	4,647,653
		122,531,736
Total U.S. government and agency mortgage obligations
(cost $122,008,565)		$122,841,014

	Principal
U.S. TREASURY OBLIGATIONS (0.6%)*	amount	Value
U.S. Treasury Bonds 3.00%, 5/15/45 [i]	$126,000	$117,344
U.S. Treasury Notes
1.75%, 11/15/29 [i]	323,000	297,115
1.125%, 2/28/27 [i]	90,000	82,790
0.625%, 11/30/27 [i]	423,000	371,627
Total U.S. treasury obligations (cost $868,876)		$868,876

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)*	amount	Value
Agency collateralized mortgage obligations (23.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	$2,560,030	$541,696
REMICs Ser. 4991, Class IE, IO, 5.00%, 7/25/50	6,039,651	1,225,143
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	298,782	57,426
REMICs IFB Ser. 4742, Class S, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.20%),
4.876%, 12/15/47	572,024	81,971
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 4.776%, 8/15/56	1,976,738	296,669
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 4.776%, 4/15/47	501,557	81,906
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.25%), 4.626%, 9/25/50	2,597,292	395,672
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	3,626,360	847,734
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,745,065	478,461
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	2,380,940	519,738
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,044,638	432,440
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	2,407,590	550,357
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,962,422	624,096
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	386,599	73,978

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	$193,262	$28,821
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	347,891	39,933
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/50	3,693,897	528,116
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 4.476%, 7/25/50	2,565,871	368,799
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 1/25/50	2,033,617	261,646
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,687,386	659,419
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	250,853	45,574
REMICs Ser. 4425, IO, 4.00%, 1/15/45	819,743	127,732
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	721,360	147,030
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	241,685	44,604
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	191,035	23,215
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	540,692	75,399
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	444,964	54,970
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	298,761	22,697
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	250,232	11,123
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	4,333,498	602,585
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	134,014	2,036
Structured Pass-Through Certificates FRB
Ser. 57, Class 1AX, IO, 0.398%, 7/25/43 W	592,530	8,177
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	699,507	130,956
Interest Strip Ser. 374, Class 6, IO,
5.50%, 8/25/36	55,726	9,439
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,151,768	200,258
Interest Strip Ser. 378, Class 19, IO,
5.00%, 6/25/35	171,280	27,983
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	1,227,664	252,023
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.60%), 4.976%, 9/25/43	816,528	116,789
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.40%), 4.776%, 4/25/40	302,907	42,183
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.25%), 4.626%, 3/25/48	1,552,967	198,935
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.20%), 4.576%, 6/25/48	2,025,676	276,029
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.20%), 4.576%, 6/25/45	1,681,823	177,331
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.15%), 4.526%, 5/25/47	3,091,161	372,856
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	5,035,905	1,008,701
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,078,160	468,625
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,772,393	506,348
REMICs Ser. 12-127, Class BI, IO,
4.50%, 11/25/42	133,240	28,391
REMICs IFB Ser. 16-96, Class ST, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.10%),
4.476%, 12/25/46	1,263,732	136,426
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 3/25/50	1,558,159	211,021
REMICs IFB Ser. 19-57, Class KS, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.05%),
4.426%, 10/25/49	3,056,454	411,132
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 8/25/49	1,339,338	147,538
REMICs Ser. 13-107, Class SB, IO, ((-1 x ICE LIBOR
USD 1 Month) + 5.95%), 4.326%, 2/25/43	762,790	110,244
REMICs Ser. 20-75, Class MI, IO,
4.00%, 11/25/50	4,454,051	844,533

4	Putnam VT Diversified Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 15-88, Class QI, IO,
4.00%, 10/25/44	$193,364	$13,069
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	794,153	115,985
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	443,158	63,948
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	328,597	41,535
REMICs Ser. 22-1, Class GI, IO, 3.00%, 2/25/52	5,160,002	650,263
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	4,653,840	741,357
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	90,462	621
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	6,355,951	931,285
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	457,604	4,576
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	363,760	73,334
Ser. 16-42, IO, 5.00%, 2/20/46	574,999	105,658
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	355,669	52,152
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,028,999	202,095
Ser. 14-76, IO, 5.00%, 5/20/44	308,965	59,537
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	331,061	70,781
Ser. 12-146, IO, 5.00%, 12/20/42	523,079	106,494
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	169,846	34,948
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	254,826	48,950
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,123,351	238,016
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	644,096	129,244
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	995,825	187,940
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	210,197	39,951
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.30%), 4.705%, 6/20/51	2,112,577	293,775
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.30%), 4.705%, 5/20/51	2,978,971	431,738
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.30%), 4.705%, 4/20/51	2,397,111	305,784
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.30%), 4.705%, 9/20/50	2,690,395	439,976
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 4.691%, 11/20/47	3,058,123	561,110
IFB Ser. 13-99, Class VS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.591%, 7/16/43	174,622	17,279
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.18%), 4.585%, 4/20/44	1,599,205	211,565
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.15%), 4.555%, 7/20/50	2,621,969	420,374
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 4.555%, 10/20/48	1,446,318	148,055
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 4.555%, 9/20/43	283,141	32,131
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 4/20/50	2,646,778	377,997
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 8/20/49	4,472,230	520,433
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 7/20/49	1,904,793	207,527
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 7/20/49	2,888,539	300,411
Ser. 20-61, IO, 4.50%, 5/20/50	5,235,590	978,541
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,373,962	233,577
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	507,076	87,017
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	742,267	128,614
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	150,658	10,518
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	62,776	4,456
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	410,858	75,631
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	476,054	81,074

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	$477,800	$83,670
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	502,779	83,389
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	238,888	45,126
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	305,804	57,207
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 2/20/50	205,708	18,892
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 1/20/50	1,398,928	163,611
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.05%), 4.455%, 12/20/49	1,199,540	142,239
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 8/20/49	90,018	9,349
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 6/20/49	92,931	8,948
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.00%), 4.405%, 8/20/43	2,265,686	243,289
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR
USD 1 Month) + 5.60%), 4.005%, 8/20/44	706,378	73,723
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	3,615,843	627,599
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,287,956	217,896
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	884,781	149,954
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	449,545	54,332
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	246,438	10,523
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	296,423	45,596
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	891,688	81,635
Ser. 21-156, IO, 3.50%, 7/20/51	3,654,286	649,217
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,914,709	477,543
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	5,286,008	872,826
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	359,846	43,447
Ser. 13-76, IO, 3.50%, 5/20/43	608,604	83,324
Ser. 13-28, IO, 3.50%, 2/20/43	172,637	18,520
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	241,556	26,769
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	423,269	48,346
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	170,159	20,499
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	645,563	103,998
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	793,284	124,946
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	915,332	141,783
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	3,477,444	487,676
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,488,922	490,368
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	6,351,989	897,078
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	2,887,638	430,258
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	1,354,150	198,883
Ser. 16-H16, Class EI, IO, 2.718%, 6/20/66 W	1,603,494	79,533
Ser. 17-H16, Class JI, IO, 2.58%, 8/20/67 W	2,514,801	141,866
Ser. 16-H17, Class KI, IO, 2.471%, 7/20/66 W	1,021,269	47,385
Ser. 17-H02, Class BI, IO, 2.377%, 1/20/67 W	1,725,637	85,319
Ser. 15-H10, Class BI, IO, 2.291%, 4/20/65 W	1,468,550	69,316
Ser. 17-H06, Class BI, IO, 2.286%, 2/20/67 W	1,843,061	112,063
Ser. 16-H09, Class BI, IO, 2.238%, 4/20/66 W	2,969,242	165,981
Ser. 18-H03, Class XI, IO, 2.164%, 2/20/68 W	2,028,035	111,745
Ser. 17-H16, Class IB, IO, 2.039%, 8/20/67 W	2,158,877	114,127
Ser. 16-H03, Class DI, IO, 2.035%, 12/20/65 W	2,202,284	112,482
Ser. 17-H08, Class NI, IO, 1.955%, 3/20/67 W	2,370,140	109,026
Ser. 15-H25, Class EI, IO, 1.868%, 10/20/65 W	1,735,656	86,609
Ser. 17-H16, Class IG, IO, 1.854%, 7/20/67 W	2,348,220	76,554
Ser. 16-H23, Class NI, IO, 1.809%, 10/20/66 W	6,056,684	244,690
Ser. 16-H22, Class AI, IO, 1.804%, 10/20/66 W	2,001,801	86,358
FRB Ser. 15-H08, Class CI, IO, 1.80%, 3/20/65 W	1,174,529	55,320

Putnam VT Diversified Income Fund	5

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 18-H05, Class AI, IO, 1.796%, 2/20/68 W	$1,829,815	$126,943
Ser. 18-H05, Class BI, IO, 1.794%, 2/20/68 W	2,105,084	146,040
Ser. 17-H09, IO, 1.772%, 4/20/67 W	2,317,407	101,176
Ser. 16-H06, Class DI, IO, 1.768%, 7/20/65 W	3,450,168	90,187
Ser. 15-H23, Class BI, IO, 1.763%, 9/20/65 W	2,416,958	107,313
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66 W	1,641,604	78,633
Ser. 16-H14, IO, 1.685%, 6/20/66 W	1,250,864	48,964
Ser. 16-H24, Class JI, IO, 1.679%, 11/20/66 W	1,953,708	102,766
Ser. 17-H10, Class MI, IO, 1.623%, 4/20/67 W	3,145,731	132,435
Ser. 15-H25, Class AI, IO, 1.619%, 9/20/65 W	3,584,978	152,720
Ser. 13-H08, Class CI, IO, 1.591%, 2/20/63 W	1,985,407	63,136
Ser. 17-H11, Class DI, IO, 1.543%, 5/20/67 W	1,645,162	98,130
Ser. 14-H21, Class BI, IO, 1.542%, 10/20/64 W	2,176,799	80,977
Ser. 15-H24, Class AI, IO, 1.471%, 9/20/65 W	2,038,540	72,931
Ser. 16-H03, Class AI, IO, 1.462%, 1/20/66 W	1,633,674	52,262
Ser. 16-H10, Class AI, IO, 1.411%, 4/20/66 W	3,376,552	86,028
Ser. 17-H12, Class QI, IO, 1.294%, 5/20/67 W	1,769,300	86,611
Ser. 16-H02, Class HI, IO, 1.271%, 1/20/66 W	2,427,498	61,901
Ser. 17-H11, Class TI, IO, 1.203%, 4/20/67 W	1,449,793	101,920
Ser. 16-H06, Class CI, IO, 1.187%, 2/20/66 W	3,476,108	65,983
		35,504,115
Commercial mortgage-backed securities (8.2%)
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E,
2.00%, 7/15/54	261,000	164,872
Bear Stearns Commercial Mortgage
Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	9,789	9,691
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	140,202	135,996
BWAY Mortgage Trust 144A FRB Ser. 22-26BW,
Class F, 5.029%, 2/10/44 W	420,000	314,152
CD Commercial Mortgage Trust FRB Ser. 17-CD3,
Class C, 4.699%, 2/10/50 W	174,000	157,852
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	413,000	312,475
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	818,137
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	326,000	278,730
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.082%, 4/10/47 W	133,000	128,912
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	188,578	188,298
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.926%, 6/10/47 W	116,000	105,036
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	237,696
FRB Ser. 13-CR9, Class D, 4.435%, 7/10/45 W	289,000	232,261
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.902%, 4/15/50 W	307,000	221,891
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.543%, 2/10/46 W	237,000	225,607
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	195,000	192,886
GS Mortgage Securities Trust Ser. 14-GC18,
Class B, 4.885%, 1/10/47 W	265,000	242,608
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.541%, 5/10/45 W	177,202	159,482
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	599,000	415,285
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.947%, 2/15/47 W	787,000	489,039
FRB Ser. C14, Class D, 4.699%, 8/15/46 W	350,000	198,106
FRB Ser. 14-C18, Class E, 4.447%, 2/15/47 W	381,000	171,224

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 14-C25, Class D, 4.086%, 11/15/47 W	$194,000	$147,885
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	365,711
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	291,000	246,408
JPMorgan Chase Commercial Mortgage
Securities Trust FRB Ser. 13-LC11, Class D,
4.303%, 4/15/46 W	408,000	315,438
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.708%, 2/15/46 W	401,000	59,109
FRB Ser. 11-C4, Class C, 5.604%, 7/15/46 W	3,979	3,966
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	452,695
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	11,396	—
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46 W	750,000	52,737
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50 W	347,000	314,113
FRB Ser. 13-C10, Class D, 4.209%, 7/15/46 W	478,000	338,920
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	251,384
Ser. 14-C19, Class D, 3.25%, 12/15/47	240,000	213,435
Morgan Stanley Capital I Trust Ser. 06-HQ10,
Class B, 5.448%, 11/12/41 W	92,522	85,999
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 5.374%, 3/25/50	577,000	517,993
FRB Ser. 19-01, Class M10, 4.874%, 10/15/49	352,000	326,896
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B,
4.727%, 1/19/37	217,000	214,830
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	49
Wells Fargo Commercial Mortgage Trust FRB
Ser. 16-NXS5, Class D, 5.149%, 1/15/59 W	388,000	355,369
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.434%, 7/15/46 W	513,000	300,674
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	120,731
Ser. 16-C33, Class D, 3.123%, 3/15/59	492,000	417,890
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	655,651
FRB Ser. 12-C7, Class E, 4.689%, 6/15/45 W	875,000	114,381
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46 W	1,231,000	730,302
FRB Ser. 12-C10, Class D, 4.556%, 12/15/45 W	694,000	498,603
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,611,277	26
		12,501,436
Residential mortgage-backed securities (non-agency) (11.2%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
2.82%, 11/27/36 W	281,469	225,175
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class
21A1, 2.593%, 10/25/35 W	171,463	148,140
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(ICE LIBOR USD 1 Month + 4.75%), 6.374%,
10/25/27 (Bermuda)	220,000	219,999
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (ICE
LIBOR USD 1 Month + 0.18%), 1.804%, 11/25/47	119,261	104,301
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month
+ 0.35%), 1.974%, 3/25/37	563,841	492,163

6	Putnam VT Diversified Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.283%, 6/25/46 W	$631,052	$580,442
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD
1 Month + 0.66%), 2.272%, 11/20/35	171,528	153,812
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD
1 Month + 0.43%), 2.049%, 12/25/35	328,602	236,499
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD
1 Month + 0.38%), 2.004%, 8/25/46	138,733	117,792
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD
1 Month + 0.38%), 2.004%, 8/25/46	195,168	166,023
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD
1 Month + 0.38%), 2.004%, 8/25/46	952,884	829,729
FRB Ser. 05-38, Class A1, (Federal Reserve
US 12 Month Cumulative Avg 1 yr CMT + 1.50%),
1.976%, 9/25/35	289,558	264,903
FRB Ser. 07-OH1, Class A1D, (ICE LIBOR USD
1 Month + 0.21%), 1.834%, 4/25/47	91,514	76,092
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve
US 12 Month Cumulative Avg 1 yr CMT + 0.94%),
1.416%, 6/25/46	195,612	172,932
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month
+ 10.00%), 11.624%, 7/25/28	1,022,025	1,080,757
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month
+ 9.35%), 10.974%, 4/25/28	518,064	526,498
Structured Agency Credit Risk Debt FRN
Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month
+ 8.80%), 10.424%, 3/25/28	323,807	317,458
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month
+ 7.55%), 9.174%, 12/25/27	417,017	412,943
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (ICE LIBOR USD
1 Month + 5.15%), 6.774%, 11/25/28	287,127	299,712
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M3, (ICE LIBOR USD 1 Month
+ 4.50%), 6.124%, 2/25/24	153,063	153,111
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (ICE LIBOR USD
1 Month + 11.00%), 12.624%, 10/25/48	333,000	354,409
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (ICE LIBOR USD
1 Month + 10.50%), 12.124%, 3/25/49	152,000	161,512
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD
1 Month + 10.00%), 11.624%, 8/25/50	135,000	157,950
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD
1 Month + 9.35%), 10.974%, 6/25/50	237,000	273,143
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA3, Class B2, (ICE LIBOR USD
1 Month + 8.15%), 9.774%, 7/25/49	104,000	103,571
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (ICE LIBOR USD
1 Month + 7.75%), 9.374%, 9/25/48	389,000	382,804
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (ICE LIBOR USD
1 Month + 4.25%), 5.874%, 10/25/48	163,000	161,115

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	$253,000	$226,706
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD
1 Month + 3.10%), 4.724%, 3/25/50	98,746	97,951
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month
+ 12.25%), 13.874%, 9/25/28	967,781	1,092,873
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month
+ 11.75%), 13.374%, 10/25/28	496,793	554,629
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month
+ 11.75%), 13.374%, 8/25/28	271,056	300,627
Connecticut Avenue Securities FRB
Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month
+ 10.75%), 12.374%, 1/25/29	89,678	95,666
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 1M2, (ICE LIBOR USD
1 Month + 5.70%), 7.324%, 4/25/28	500,354	522,371
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 2M2, (ICE LIBOR USD
1 Month + 5.55%), 7.174%, 4/25/28	62,161	64,654
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month
+ 5.50%), 7.124%, 9/25/29	405,000	424,268
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.85%), 6.474%, 10/25/29	407,000	424,663
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.50%), 6.124%, 12/25/30	451,000	455,558
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.45%), 6.074%, 5/25/30	22,000	22,141
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.45%), 6.074%, 2/25/30	30,000	30,084
Connecticut Avenue Securities FRB
Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.25%), 5.874%, 1/25/31	620,000	616,202
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 1M2, (ICE LIBOR USD
1 Month + 4.00%), 5.624%, 5/25/25	7,361	7,491
Connecticut Avenue Securities FRB
Ser. 18-C01, Class 1B1, (ICE LIBOR USD 1 Month
+ 3.55%), 5.174%, 7/25/30	120,000	118,275
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M2, (ICE LIBOR USD 1 Month
+ 3.00%), 4.624%, 10/25/29	479,269	488,129
Connecticut Avenue Securities FRB
Ser. 17-C04, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.85%), 4.474%, 11/25/29	172,712	172,934
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.10%), 5.724%, 9/25/31	505,000	498,515
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2B1, (US 30 Day Average
SOFR + 4.50%), 5.426%, 1/25/42	148,000	129,685

Putnam VT Diversified Income Fund	7

	Principal
MORTGAGE-BACKED SECURITIES (42.8%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD
1 Month + 3.65%), 5.274%, 2/25/40	$276,000	$267,785
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month
+ 3.25%), 4.874%, 1/25/40	155,000	134,331
GSAA Home Equity Trust FRB Ser. 06-8,
Class 2A2, (ICE LIBOR USD 1 Month + 0.36%),
1.984%, 5/25/36	512,393	147,917
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%),
1.934%, 5/25/37	133,592	101,677
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (ICE LIBOR USD 1 Month + 0.52%),
2.132%, 5/19/35	176,797	66,080
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%),
2.024%, 6/25/37	216,992	98,380
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month
+ 0.23%), 0.648%, 2/26/37	167,149	150,265
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE
LIBOR USD 1 Month + 0.80%), 2.419%, 8/25/35	48,008	45,419
Residential Accredit Loans, Inc. Trust FRB
Ser. 06-QO10, Class A1, (ICE LIBOR USD 1 Month
+ 0.16%), 1.944%, 1/25/37	230,778	206,181
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD
1 Month + 0.18%), 1.804%, 1/25/37	222,275	203,973
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	202,000	194,863
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (ICE LIBOR USD 1 Month
+ 0.17%), 1.794%, 7/25/47	124,359	99,367
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD
1 Month + 0.70%), 2.324%, 12/25/45	351,876	324,094
Washington Mutual Asset-Backed Certificates
Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD
1 Month + 0.30%), 1.924%, 5/25/36	431,244	361,068
		16,917,807
Total mortgage-backed securities (cost $73,200,148)		$64,923,358

	Principal
CORPORATE BONDS AND NOTES (17.0%)*	amount	Value
Basic materials (1.3%)
Beacon Roofing Supply, Inc.
144A company guaranty sr. notes
4.50%, 11/15/26	$34,000	$30,652
Big River Steel, LLC/BRS Finance
Corp. 144A sr. notes 6.625%, 1/31/29	76,000	70,524
Boise Cascade Co. 144A company
guaranty sr. unsec. notes
4.875%, 7/1/30	40,000	34,988
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
6.375%, 6/15/32	25,000	22,313
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
4.25%, 2/1/32	60,000	45,670
BWAY Holding Co. 144A sr. unsec.
notes 7.25%, 4/15/25	95,000	82,888

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Basic materials cont.
CF Industries, Inc. company guaranty
sr. unsec. bonds 4.95%, 6/1/43		$410,000	$369,000
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 6.75%, 12/1/27		91,000	82,355
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 4.875%, 7/15/24		48,000	44,520
Constellium SE sr. unsec. notes
Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	120,828
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%,
8/1/30 (Indonesia)		$50,000	46,389
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%,
8/1/28 (Indonesia)		50,000	46,698
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes
5.45%, 3/15/43 (Indonesia)		240,000	222,012
GCP Applied Technologies, Inc. 144A
sr. unsec. notes 5.50%, 4/15/26		170,000	169,150
Intelligent Packaging, Ltd., Finco,
Inc./Intelligent Packaging, Ltd.
Co-Issuer, LLC 144A sr. notes 6.00%,
9/15/28 (Canada)		20,000	16,556
Kleopatra Holdings 2 SCA company
guaranty sr. unsec. notes Ser. REGS,
6.50%, 9/1/26 (Luxembourg)	EUR	100,000	67,395
LSF11 A5 HoldCo, LLC 144A sr. unsec.
notes 6.625%, 10/15/29		$95,000	80,038
Mauser Packaging Solutions Holding
Co. 144A sr. notes 8.50%, 4/15/24		30,000	29,400
Mercer International, Inc. sr. unsec.
notes 5.125%, 2/1/29 (Canada)		15,000	12,804
Novelis Corp. 144A company guaranty
sr. unsec. bonds 3.875%, 8/15/31		15,000	11,553
Novelis Corp. 144A company guaranty
sr. unsec. notes 4.75%, 1/30/30		21,000	17,455
Novelis Corp. 144A company guaranty
sr. unsec. notes 3.25%, 11/15/26		66,000	55,788
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28		35,000	29,054
Sylvamo Corp. 144A company
guaranty sr. unsec. notes
7.00%, 9/1/29		90,000	83,250
Trinseo Materials Operating SCA/
Trinseo Materials Finance, Inc. 144A
company guaranty sr. unsec. notes
5.125%, 4/1/29 (Luxembourg)		90,000	64,359
WR Grace Holdings, LLC 144A
company guaranty sr. notes
4.875%, 6/15/27		71,000	61,787
			1,917,426
Capital goods (0.9%)
Amsted Industries, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27		75,000	70,500
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25		58,000	57,446
Covanta Holding Corp. 144A
company guaranty sr. unsec. notes
4.875%, 12/1/29		80,000	65,098

8	Putnam VT Diversified Income Fund

	Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.	amount	Value
Capital goods cont.
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.75%, 6/15/29 (Canada)	$15,000	$12,544
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 8/1/28 (Canada)	20,000	16,500
Great Lakes Dredge & Dock Corp. 144A
company guaranty sr. unsec. notes
5.25%, 6/1/29	40,000	34,607
Howmet Aerospace, Inc. sr. unsec.
unsub. notes 3.00%, 1/15/29	120,000	99,389
Madison IAQ, LLC 144A sr. notes
4.125%, 6/30/28	30,000	24,778
Roller Bearing Co. of America, Inc.
144A sr. notes 4.375%, 10/15/29	20,000	17,018
Sensata Technologies BV 144A
company guaranty sr. unsec. notes
4.00%, 4/15/29	95,000	80,513
Staples, Inc. 144A sr. notes
7.50%, 4/15/26	210,000	174,063
Stevens Holding Co., Inc. 144A
company guaranty sr. unsec. notes
6.125%, 10/1/26	181,000	174,213
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 5.50%, 11/15/27	403,000	341,897
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 5/1/29	100,000	81,404
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.625%, 1/15/29	65,000	52,326
Vertiv Group Corp. 144A company
guaranty sr. notes 4.125%, 11/15/28	96,000	77,944
		1,380,240
Communication services (1.7%)
CCO Holdings, LLC/CCO Holdings
Capital Corp. sr. unsec. bonds
4.50%, 5/1/32	70,000	56,679
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
5.375%, 6/1/29	382,000	341,447
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.75%, 3/1/30	50,000	42,763
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.50%, 8/15/30	50,000	41,514
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. notes
4.25%, 2/1/31	38,000	30,970
CSC Holdings, LLC sr. unsec. unsub.
bonds 5.25%, 6/1/24	98,000	91,630
CSC Holdings, LLC 144A company
guaranty sr. unsec. notes
5.375%, 2/1/28	200,000	173,000
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. 144A sr. notes
5.875%, 8/15/27	74,000	63,127
DISH DBS Corp. company guaranty sr.
unsec. notes 7.75%, 7/1/26	25,000	19,488
DISH DBS Corp. company guaranty sr.
unsec. unsub. notes 5.875%, 11/15/24	105,000	88,463
DISH DBS Corp. company guaranty sr.
unsec. unsub. notes 5.125%, 6/1/29	66,000	40,104
DISH DBS Corp. 144A company
guaranty sr. notes 5.75%, 12/1/28	55,000	40,723

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Communication services cont.
DISH DBS Corp. 144A company
guaranty sr. notes 5.25%, 12/1/26		$30,000	$23,515
Frontier Communications Corp.
144A company guaranty sr. notes
5.875%, 10/15/27		75,000	67,433
Frontier Communications Corp. 144A
notes 6.75%, 5/1/29		105,000	86,363
IHS Holding, Ltd. company guaranty
sr. unsec. notes Ser. REGS, 6.25%,
11/29/28 (Nigeria)		560,000	452,900
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes
5.25%, 3/15/26		29,000	27,333
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 9/15/27		71,000	60,528
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. notes
4.25%, 7/1/28		30,000	24,038
Sprint Capital Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 11/15/28		106,000	111,461
Sprint Corp. company guaranty sr.
unsec. notes 7.625%, 3/1/26		105,000	110,631
Sprint Corp. company guaranty sr.
unsec. sub. notes 7.875%, 9/15/23		93,000	95,863
T-Mobile USA, Inc. company guaranty
sr. notes 3.875%, 4/15/30		40,000	37,330
T-Mobile USA, Inc. company guaranty
sr. notes 3.75%, 4/15/27		55,000	52,961
T-Mobile USA, Inc. company guaranty
sr. unsec. bonds 2.875%, 2/15/31		65,000	53,965
T-Mobile USA, Inc. company guaranty
sr. unsec. notes 5.375%, 4/15/27		16,000	15,822
T-Mobile USA, Inc. company guaranty
sr. unsec. notes 2.625%, 2/15/29		45,000	37,880
T-Mobile USA, Inc. company guaranty
sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	112,428
Ziggo BV company guaranty sr.
bonds Ser. REGS, 2.875%, 1/15/30
(Netherlands)	EUR	150,000	119,270
			2,519,629
Consumer cyclicals (3.2%)
ADT Security Corp. 144A sr. notes
4.125%, 8/1/29		$55,000	44,636
American Builders & Contractors
Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28		45,000	38,543
American Builders & Contractors
Supply Co., Inc. 144A sr. unsec. notes
3.875%, 11/15/29		45,000	36,000
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 2/15/32		5,000	4,088
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/15/29		10,000	8,263
Bath & Body Works, Inc. company
guaranty sr. unsec. sub. bonds
6.875%, 11/1/35		85,000	69,063
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. notes
9.375%, 7/1/25		12,000	12,173

Putnam VT Diversified Income Fund	9

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Consumer cyclicals cont.
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. unsub.
bonds 6.625%, 10/1/30		$45,000	$38,868
Block, Inc. 144A sr. unsec. bonds
3.50%, 6/1/31		60,000	47,812
Boyd Gaming Corp. company
guaranty sr. unsec. notes
4.75%, 12/1/27		45,000	40,725
Caesars Entertainment, Inc. 144A sr.
unsec. notes 4.625%, 10/15/29		90,000	69,975
Carnival Corp. 144A sr. unsec. notes
7.625%, 3/1/26		13,000	10,069
Carnival Corp. 144A sr. unsec. notes
5.75%, 3/1/27		90,000	65,005
CDI Escrow Issuer, Inc. 144A sr. unsec.
notes 5.75%, 4/1/30		38,000	34,770
Cengage Learning, Inc. 144A sr. unsec.
unsub. notes 9.50%, 6/15/24		85,000	78,625
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25		20,000	20,193
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes
5.25%, 7/15/28		70,000	56,256
Clear Channel Outdoor Holdings,
Inc. 144A company guaranty sr. notes
5.125%, 8/15/27		65,000	54,881
Entercom Media Corp. 144A company
guaranty notes 6.75%, 3/31/29		90,000	47,925
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27		50,000	29,755
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.00%, 11/13/30		200,000	162,051
Full House Resorts, Inc. 144A
company guaranty sr. notes
8.25%, 2/15/28		95,000	75,931
Gartner, Inc. 144A company guaranty
sr. unsec. bonds 3.75%, 10/1/30		110,000	93,638
Gartner, Inc. 144A company guaranty
sr. unsec. notes 3.625%, 6/15/29		15,000	12,996
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		90,000	88,102
iHeartCommunications, Inc.
company guaranty sr. unsec. notes
8.375%, 5/1/27		66,931	53,210
Kontoor Brands, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 11/15/29		110,000	86,900
La Financiere Atalian SASU company
guaranty sr. unsec. notes Ser. REGS,
4.00%, 5/15/24 (France)	EUR	100,000	80,531
Levi Strauss & Co. 144A sr. unsec. sub.
bonds 3.50%, 3/1/31		$47,000	38,423
Live Nation Entertainment, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 3/15/26		49,000	46,550
Masonite International Corp. 144A
company guaranty sr. unsec. notes
5.375%, 2/1/28		35,000	31,675
Masonite International Corp. 144A
company guaranty sr. unsec. notes
3.50%, 2/15/30		50,000	39,799

	Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.	amount	Value
Consumer cyclicals cont.
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.75%, 4/1/29	$155,000	$139,282
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.375%, 4/1/26	20,000	18,349
McGraw-Hill Education, Inc. 144A sr.
notes 5.75%, 8/1/28	80,000	68,502
NCL Corp., Ltd. 144A company
guaranty sr. notes 5.875%, 2/15/27	25,000	21,375
NESCO Holdings II, Inc. 144A company
guaranty notes 5.50%, 4/15/29	70,000	58,625
News Corp. 144A company
guaranty sr. unsec. unsub. bonds
5.125%, 2/15/32	8,000	7,084
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29	75,000	64,760
Nielsen Co. Luxembourg SARL (The)
144A company guaranty sr. unsec.
notes 5.00%, 2/1/25 (Luxembourg)	49,000	47,898
Nielsen Finance, LLC/Nielsen Finance
Co. 144A company guaranty sr. unsec.
notes 5.625%, 10/1/28	65,000	60,366
Nielsen Finance, LLC/Nielsen Finance
Co. 144A company guaranty sr. unsec.
notes 4.50%, 7/15/29	35,000	31,618
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A
company guaranty sr. notes
3.375%, 8/31/27	45,000	37,069
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A notes
6.25%, 1/15/28	95,000	79,477
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	232,000	223,544
Scotts Miracle-Gro Co. (The)
company guaranty sr. unsec. notes
4.50%, 10/15/29	141,000	115,652
Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. bonds
4.375%, 2/1/32	30,000	22,807
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/1/26	17,000	15,045
Signal Parent, Inc. 144A sr. unsec.
notes 6.125%, 4/1/29	85,000	53,134
Sinclair Television Group, Inc. 144A sr.
bonds 4.125%, 12/1/30	45,000	35,692
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 9/1/31	195,000	155,269
Sirius XM Radio, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 7/15/28	100,000	86,500
Six Flags Entertainment Corp. 144A
company guaranty sr. unsec. bonds
5.50%, 4/15/27	80,000	71,600
Six Flags Theme Parks, Inc. 144A
company guaranty sr. notes
7.00%, 7/1/25	95,000	96,171
Spectrum Brands, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 10/1/29	50,000	43,237
Standard Industries, Inc. 144A sr.
unsec. bonds 3.375%, 1/15/31	35,000	25,817

10	Putnam VT Diversified Income Fund

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Consumer cyclicals cont.
Standard Industries, Inc. 144A sr.
unsec. notes 5.00%, 2/15/27		$375,000	$334,709
Standard Industries, Inc. 144A sr.
unsec. notes 4.75%, 1/15/28		10,000	8,550
Station Casinos, LLC 144A sr. unsec.
notes 4.50%, 2/15/28		95,000	80,238
SugarHouse HSP Gaming Prop. Mezz
LP/SugarHouse HSP Gaming Finance
Corp. 144A company guaranty sr.
unsub. notes 5.875%, 5/15/25		90,000	82,779
Techem Verwaltungsgesell notes
Ser. REGS, 2.00%, 7/15/25 (Germany)	EUR	310,000	284,015
Univision Communications, Inc.
144A company guaranty sr. notes
6.625%, 6/1/27		$95,000	90,450
Univision Communications, Inc.
144A company guaranty sr. notes
4.50%, 5/1/29		35,000	29,296
Univision Communications, Inc. 144A
sr. notes 7.375%, 6/30/30		19,000	18,573
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28		90,000	77,063
Verisure Holding AB company
guaranty sr. notes Ser. REGS, 3.25%,
2/15/27 (Sweden)	EUR	300,000	258,833
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29		$130,000	97,825
White Cap Buyer, LLC 144A sr. unsec.
notes 6.875%, 10/15/28		90,000	72,000
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 144A company guaranty
sr. unsec. sub. notes 5.25%, 5/15/27		56,000	47,963
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
bonds 5.125%, 10/1/29		97,000	76,397
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
notes 7.75%, 4/15/25		30,000	29,198
			4,784,193
Consumer staples (1.8%)
1011778 BC ULC/New Red
Finance, Inc. 144A bonds 4.00%,
10/15/30 (Canada)		65,000	52,163
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty notes
4.375%, 1/15/28 (Canada)		63,000	55,081
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty sr. notes
3.875%, 1/15/28 (Canada)		80,000	69,200
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.875%, 2/15/30		30,000	25,735
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 3.50%, 3/15/29		320,000	258,980
CDW, LLC/CDW Finance Corp.
company guaranty sr. unsec. notes
3.25%, 2/15/29		15,000	12,648
Herc Holdings, Inc. 144A company
guaranty sr. unsec. notes
5.50%, 7/15/27		320,000	292,128

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Consumer staples cont.
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25		$50,000	$48,943
Kraft Heinz Foods Co. company
guaranty sr. unsec. notes
5.00%, 7/15/35		40,000	38,721
Kraft Heinz Foods Co. company
guaranty sr. unsec. notes
3.00%, 6/1/26		52,000	48,989
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.875%, 5/15/28		70,000	65,878
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 1/31/30		70,000	60,900
Loxam SAS company guaranty
sr. notes Ser. REGS, 4.25%,
4/15/24 (France)	EUR	300,000	301,083
Loxam SAS notes 3.75%,
7/15/26 (France)	EUR	250,000	224,324
Match Group Holdings II, LLC 144A sr.
unsec. bonds 5.00%, 12/15/27		$28,000	25,955
Match Group Holdings II, LLC 144A sr.
unsec. bonds 3.625%, 10/1/31		25,000	19,688
Match Group Holdings II, LLC 144A sr.
unsec. notes 4.125%, 8/1/30		20,000	16,702
Match Group Holdings II, LLC 144A sr.
unsec. unsub. notes 4.625%, 6/1/28		50,000	45,330
Millennium Escrow Corp. 144A sr.
notes 6.625%, 8/1/26		40,000	32,282
Netflix, Inc. sr. unsec. bonds
Ser. REGS, 3.875%, 11/15/29	EUR	115,000	108,376
Netflix, Inc. sr. unsec. notes
4.875%, 4/15/28		$30,000	28,232
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28		164,000	160,344
Newell Brands, Inc. sr. unsec. unsub.
notes 4.45%, 4/1/26		85,000	80,964
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes
7.00%, 7/15/25		48,000	46,465
United Rentals North America, Inc.
company guaranty sr. unsec. unsub.
notes 3.75%, 1/15/32		540,000	443,365
Yum! Brands, Inc. sr. unsec. bonds
5.375%, 4/1/32		20,000	18,452
Yum! Brands, Inc. sr. unsec. sub.
bonds 3.625%, 3/15/31		45,000	37,800
Yum! Brands, Inc. 144A sr. unsec.
bonds 4.75%, 1/15/30		45,000	40,838
			2,659,566
Energy (4.4%)
Antero Midstream Partners LP/
Antero Midstream Finance Corp. 144A
company guaranty sr. unsec. notes
7.875%, 5/15/26		55,000	54,939
Antero Resources Corp. 144A
company guaranty sr. unsec. notes
8.375%, 7/15/26		6,000	6,345
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40		327,000	276,112
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28		32,000	29,120

Putnam VT Diversified Income Fund	11

	Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.	amount	Value
Energy cont.
Callon Petroleum Co. 144A company
guaranty notes 9.00%, 4/1/25	$45,000	$47,700
Callon Petroleum Co. 144A
company guaranty sr. unsec. notes
7.50%, 6/15/30	196,000	180,347
Cheniere Energy Partners
LP company guaranty sr. unsec. notes
4.50%, 10/1/29	465,000	415,106
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 4.00%, 3/1/31	75,000	63,773
Cheniere Energy Partners LP 144A
company guaranty sr. unsec. unsub.
bonds 3.25%, 1/31/32	5,000	3,925
Continental Resources, Inc.
company guaranty sr. unsec. bonds
4.90%, 6/1/44	65,000	51,269
Continental Resources, Inc.
company guaranty sr. unsec. notes
4.375%, 1/15/28	76,000	71,440
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
5.75%, 1/15/31	75,000	72,521
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
2.875%, 4/1/32	25,000	19,523
Encino Acquisition Partners Holdings,
LLC 144A company guaranty sr.
unsec. notes 8.50%, 5/1/28	165,000	155,918
Endeavor Energy Resources LP/EER
Finance, Inc. 144A sr. unsec. bonds
5.75%, 1/30/28	470,000	447,746
Energy Transfer LP/Regency Energy
Finance Corp. sr. unsec. unsub. notes
4.50%, 11/1/23	69,000	69,255
EnLink Midstream, LLC 144A
company guaranty sr. unsec. notes
5.625%, 1/15/28	41,000	37,608
EQT Corp. sr. unsec. notes
5.00%, 1/15/29	10,000	9,681
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.125%, 6/15/28	90,000	80,775
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
4.25%, 2/15/30	25,000	20,937
Hess Midstream Operations LP 144A
company guaranty sr. unsec. sub.
notes 5.625%, 2/15/26	282,000	268,605
Holly Energy Partners LP/Holly
Energy Finance Corp. 144A
company guaranty sr. unsec. notes
5.00%, 2/1/28	144,000	123,327
Kinetik Holdings LP 144A company
guaranty sr. unsec. notes
5.875%, 6/15/30	165,000	157,181
Nabors Industries, Inc. 144A
company guaranty sr. unsec. notes
9.00%, 2/1/25	56,689	56,406
Oasis Petroleum, Inc. 144A
company guaranty sr. unsec. notes
6.375%, 6/1/26	45,000	41,625
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	93,000	91,605

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Energy cont.
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36		$555,000	$568,875
Occidental Petroleum Corp. sr. unsec.
sub. notes 5.875%, 9/1/25		20,000	19,913
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 7.375%, 11/1/31		160,000	175,893
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 6.625%, 8/15/37		60,000	62,949
Pertamina Persero PT 144A sr.
unsec. unsub. notes 4.30%, 5/20/23
(Indonesia)		285,000	285,265
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	441,180
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.60%, 1/3/31 (Brazil)		246,000	228,450
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	35,519
Petroleos Mexicanos company
guaranty sr. unsec. unsub. notes
6.70%, 2/16/32 (Mexico)		1,293,000	985,913
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 6.875%,
1/15/29 (Canada)		15,000	13,425
Rockcliff Energy II, LLC 144A sr. unsec.
notes 5.50%, 10/15/29		151,000	137,405
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26		150,000	141,504
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28		162,000	148,992
Southwestern Energy Co. company
guaranty sr. unsec. bonds
4.75%, 2/1/32		147,000	125,615
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 3/15/30		278,000	255,760
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 2/1/29		185,000	171,606
Transocean Pontus, Ltd. 144A
company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)		28,290	25,885
USA Compression Partners LP/
USA Compression Finance Corp.
company guaranty sr. unsec. notes
6.875%, 4/1/26		42,000	38,207
			6,715,145
Financials (1.8%)
Aedas Homes Opco SLU company
guaranty sr. notes Ser. REGS, 4.00%,
8/15/26 (Spain)	EUR	150,000	132,749
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer 144A sr.
notes 4.25%, 10/15/27		$25,000	21,639
Banca Monte dei Paschi di Siena SpA
sr. unsec. unsub. notes Ser. EMTN,
2.625%, 4/28/25 (Italy)	EUR	100,000	92,576
Cobra AcquisitionCo, LLC 144A
company guaranty sr. unsec. notes
6.375%, 11/1/29		$155,000	116,250
Coinbase Global, Inc. 144A company
guaranty sr. unsec. unsub. notes
3.375%, 10/1/28		30,000	18,900

12	Putnam VT Diversified Income Fund

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Financials cont.
Freedom Mortgage Corp. 144A sr.
unsec. notes 8.125%, 11/15/24		$45,000	$38,820
Freedom Mortgage Corp. 144A sr.
unsec. notes 6.625%, 1/15/27		35,000	25,940
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)		30,000	27,525
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 4.375%,
5/1/26 (Canada)		55,000	46,200
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
6.25%, 5/15/26		87,000	81,446
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
5.25%, 5/15/27		20,000	17,717
Icahn Enterprises LP/Icahn
Enterprises Finance Corp. company
guaranty sr. unsec. sub. notes
4.375%, 2/1/29		113,000	91,322
iStar, Inc. sr. unsec. notes
5.50%, 2/15/26 R		75,000	70,285
iStar, Inc. sr. unsec. notes
4.75%, 10/1/24 R		120,000	112,962
Itau Unibanco Holding SA/Cayman
Islands 144A unsec. sub. FRB 3.875%,
4/15/31 (Brazil)		980,000	862,140
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
notes 4.75%, 6/15/29 R		124,000	95,409
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
unsub. notes 5.25%, 10/1/25 R		20,000	18,100
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A sr. unsec. notes 4.25%, 2/1/27 R		95,000	76,475
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 11/15/31		170,000	130,169
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.50%, 8/15/28		77,000	61,765
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes
7.125%, 3/15/26		50,000	46,212
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes
5.375%, 11/15/29		122,000	98,864
PennyMac Financial Services, Inc.
144A company guaranty sr. unsec.
notes 5.375%, 10/15/25		90,000	78,413
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26		85,000	74,987
Provident Funding Associates LP/PFG
Finance Corp. 144A sr. unsec. notes
6.375%, 6/15/25		160,000	144,000
Stichting AK Rabobank Certificaten
jr. unsec. sub. FRN 6.50%, perpetual
maturity (Netherlands)	EUR	94,525	95,838
VTB Bank OJSC Via VTB Capital
SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia) (In default) † F		$300,000	—
			2,676,703

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Health care (1.0%)
Bausch Health Cos., Inc. 144A
company guaranty sr. notes
6.125%, 2/1/27		$44,000	$37,400
Bausch Health Cos., Inc. 144A
company guaranty sr. unsec. notes
6.25%, 2/15/29		70,000	37,254
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28		50,000	39,127
Centene Corp. sr. unsec. bonds
3.00%, 10/15/30		265,000	219,619
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
4.00%, 3/15/31		45,000	38,475
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
3.75%, 3/15/29		45,000	38,981
Chrome Bidco SASU company
guaranty sr. notes Ser. REGS, 3.50%,
5/31/28 (France)	EUR	150,000	130,388
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
8.00%, 3/15/26		$110,000	100,176
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
6.00%, 1/15/29		10,000	8,200
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
5.625%, 3/15/27		35,000	29,619
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 6.40%, 8/28/28		105,000	99,950
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%,
1/15/29 (Ireland)		200,000	177,903
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A
company guaranty unsub. notes
10.00%, 4/15/25 (Luxembourg)		85,000	64,175
Option Care Health, Inc. 144A
company guaranty sr. unsec. notes
4.375%, 10/31/29		20,000	17,150
Owens & Minor, Inc. 144A sr. unsec.
notes 4.50%, 3/31/29		50,000	40,825
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29		130,000	122,485
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30		35,000	28,656
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31		35,000	29,881
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24		23,000	22,074
Tenet Healthcare Corp. 144A
company guaranty sr. notes
5.125%, 11/1/27		110,000	99,000
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.875%, 1/1/26		102,000	93,840
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.25%, 6/1/29		45,000	37,899
Tenet Healthcare Corp. 144A
company guaranty sr. unsub. notes
6.125%, 6/15/30		70,000	64,581
			1,577,658

Putnam VT Diversified Income Fund	13

	Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.	amount	Value
Technology (0.5%)
Arches Buyer, Inc. 144A sr. notes
4.25%, 6/1/28	$30,000	$24,426
Central Parent, Inc./Central Merger
Sub, Inc. 144A sr. notes 7.25%, 6/15/29	40,000	38,500
CommScope Finance, LLC 144A sr.
notes 6.00%, 3/1/26	60,000	55,262
Crowdstrike Holdings, Inc.
company guaranty sr. unsec. notes
3.00%, 2/15/29	201,000	173,865
Imola Merger Corp. 144A sr. notes
4.75%, 5/15/29	106,000	88,686
Rocket Software, Inc. 144A sr. unsec.
notes 6.50%, 2/15/29	110,000	80,300
Tempo Acquisition, LLC/Tempo
Acquisition Finance Corp. 144A
company guaranty sr. notes
5.75%, 6/1/25	40,000	37,629
TTM Technologies, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 3/1/29	70,000	58,450
Twilio, Inc. company guaranty sr.
unsec. notes 3.875%, 3/15/31	50,000	41,139
Twilio, Inc. company guaranty sr.
unsec. notes 3.625%, 3/15/29	95,000	79,867
ZoomInfo Technologies, LLC/
ZoomInfo Finance Corp. 144A
company guaranty sr. unsec. notes
3.875%, 2/1/29	178,000	149,100
		827,224
Transportation (0.1%)
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.75%, 4/20/29	95,000	81,107
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.50%, 4/20/26	95,000	87,285
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	35,000	29,689
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	35,000	30,841
		228,922
Utilities and power (0.3%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	43,000	30,530
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	24,000	20,993
Buckeye Partners LP 144A sr. unsec.
notes 4.50%, 3/1/28	35,000	29,474
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	22,000	20,900
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	75,000	68,091
Calpine Corp. 144A sr. unsec. notes
4.625%, 2/1/29	10,000	8,323
Energy Transfer LP jr. unsec. sub. FRN
6.625%, perpetual maturity	13,000	9,573
NRG Energy, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 2/15/32	175,000	139,000
NRG Energy, Inc. 144A sr. unsec.
bonds 5.25%, 6/15/29	40,000	35,700

		Principal
CORPORATE BONDS AND NOTES (17.0%)* cont.		amount	Value
Utilities and power cont.
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes
2.95%, 3/1/26		$46,000	$41,793
Pacific Gas and Electric Co. sr. notes
3.30%, 3/15/27		25,000	22,380
Vistra Operations Co., LLC 144A
company guaranty sr. notes
4.30%, 7/15/29		40,000	36,225
			462,982
Total corporate bonds and notes (cost $30,116,775)			$25,749,688

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (9.7%)*		amount	Value
Cote d’lvoire (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%,
6/15/33 (Cote d’lvoire)		$1,590,000	$1,246,163
Cote d’lvoire (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Cote d’lvoire)		520,364	450,115
Cote d’lvoire (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.25%,
3/22/30 (Cote d’lvoire)	EUR	250,000	204,416
Cote d’lvoire (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%,
7/23/24 (Cote d’lvoire)		$275,000	256,094
Cote d’lvoire (Republic of) 144A sr.
unsec. unsub. bonds 5.25%, 3/22/30
(Cote d’lvoire)	EUR	245,000	200,343
Development Bank of Mongolia,
LLC unsec. notes Ser. REGS, 7.25%,
10/23/23 (Mongolia)		$260,000	250,575
Dominican (Republic of) sr. unsec.
bonds Ser. REGS, 4.875%, 9/23/32
(Dominican Republic)		185,000	140,831
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		360,000	373,050
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		365,000	371,388
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		205,000	195,519
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%,
1/27/25 (Dominican Republic)		270,000	267,300
Dominican (Republic of) 144A
sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)		250,000	200,142
Egypt (Arab Republic of) sr.
unsec. bonds Ser. REGS, 7.30%,
9/30/33 (Egypt)		290,000	187,417
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		880,000	642,403
Germany (Federal Republic of)
unsec. bonds Ser. 179, zero %
4/5/24 (Germany)	EUR	2,190,000	2,273,575
Ghana (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.125%,
1/18/26 (Ghana)		$1,130,000	799,475
Ghana (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.375%,
2/11/27 (Ghana)		850,000	482,375

14	Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (9.7%)* cont.	amount	Value
Indonesia (Republic of) sr. unsec.
unsub. bonds 2.85%, 2/14/30
(Indonesia)	$1,285,000	$1,145,261
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)	1,045,000	1,056,756
Indonesia (Republic of) 144A sr.
unsec. unsub. bonds 6.625%, 2/17/37
(Indonesia)	133,000	145,469
Indonesia (Republic of) 144A sr.
unsec. unsub. notes 4.35%, 1/8/27
(Indonesia)	220,000	219,723
Mongolia (Government of) sr.
unsec. notes Ser. REGS, 5.125%,
4/7/26 (Mongolia)	200,000	179,750
Senegal (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)	500,000	320,625
Senegal (Republic of) unsec. bonds
Ser. REGS, 6.25%, 5/23/33 (Senegal)	1,240,000	956,350
Tunisia (Central Bank of) sr. unsec.
unsub. notes Ser. REGS, 5.75%,
1/30/25 (Tunisia)	1,310,000	724,125
United Mexican States sr. unsec.
bonds 2.659%, 5/24/31 (Mexico)	910,000	748,910
Vietnam (Socialist Republic of)
sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)	600,000	596,369
Total foreign government and agency bonds and notes
(cost $16,970,208)		$14,634,519

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)*	amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. cv. sr. unsec.
notes 0.25%, 5/15/26	$68,000	$62,628
Middleby Corp. (The) cv. sr. unsec. notes
1.00%, 9/1/25	35,000	39,533
		102,161
Communication services (0.2%)
Cable One, Inc. company guaranty cv. sr. unsec.
notes 1.125%, 3/15/28	57,000	47,766
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	142,000	95,921
Liberty Media Corp. cv. sr. unsec. bonds
1.375%, 10/15/23	30,000	35,115
Liberty Media Corp. cv. sr. unsec. unsub. bonds
0.50%, 12/1/50	61,000	68,259
Liberty Media Corp. 144A cv. sr. unsec. unsub.
bonds 2.75%, 12/1/49	151,000	140,430
		387,491
Consumer cyclicals (0.6%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes
zero %, 1/15/26	52,000	42,458
Block, Inc. cv. sr. unsec. sub. notes
0.25%, 11/1/27	80,000	58,647
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	36,000	28,476
Booking Holdings, Inc. cv. sr. unsec. notes
0.75%, 5/1/25	68,000	81,518
Burlington Stores, Inc. cv. sr. unsec. notes
2.25%, 4/15/25	42,000	41,396
DraftKings, Inc. cv. sr. unsec. unsub. notes
zero %, 3/15/28	67,000	41,071
Expedia Group, Inc. company guaranty cv. sr.
unsec. unsub. notes zero %, 2/15/26	81,000	73,103

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)* cont.	amount	Value
Consumer cyclicals cont.
Ford Motor Co. cv. sr. unsec. notes
zero %, 3/15/26	$113,000	$103,056
Liberty TripAdvisor Holdings, Inc. 144A cv. sr.
unsec. bonds 0.50%, 6/30/51	78,000	52,200
National Vision Holdings, Inc. cv. sr. unsec. sub.
notes 2.50%, 5/15/25	30,000	33,639
NCL Corp., Ltd. company guaranty cv. sr. unsec.
notes 5.375%, 8/1/25	30,000	28,839
NCL Corp., Ltd. 144A company guaranty cv. sr.
unsec. notes 2.50%, 2/15/27	60,000	41,250
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes
2.875%, 11/15/23	107,000	96,769
Shift4 Payments, Inc. cv. sr. unsec. sub. notes
zero %, 12/15/25	76,000	60,914
Vail Resorts, Inc. cv. sr. unsec. sub. notes
zero %, 1/1/26	101,000	87,870
Winnebago Industries, Inc. cv. sr. unsec. notes
1.50%, 4/1/25	30,000	30,713
		901,919
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes
zero %, 3/15/26	115,000	95,565
Beauty Health Co. (The) 144A cv. sr. unsec. sub.
notes 1.25%, 10/1/26	54,000	43,362
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub.
notes 0.375%, 6/15/26	55,000	41,938
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	79,000	58,342
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	148,000	108,410
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	40,000	33,860
Shake Shack, Inc. cv. sr. unsec. notes
zero %, 3/1/28	60,000	40,530
Uber Technologies, Inc. cv. sr. unsec. notes
zero %, 12/15/25	76,000	60,627
Upwork, Inc. 144A cv. sr. unsec. notes
0.25%, 8/15/26	60,000	45,750
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	72,000	47,556
Zillow Group, Inc. cv. sr. unsec. notes
2.75%, 5/15/25	33,000	31,086
		607,026
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes
zero %, 3/1/28	76,000	75,430
Pioneer Natural Resources Co. cv. sr. unsec.
notes 0.25%, 5/15/25	49,000	105,938
SolarEdge Technologies, Inc. cv. sr. unsec. notes
zero %, 9/15/25 (Israel)	47,000	56,494
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26	51,000	36,720
Transocean, Inc. company guaranty cv. sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	79,109
		353,691
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	48,000	47,582
SoFi Technologies, Inc. 144A cv. sr. unsec. notes
zero %, 10/15/26	65,000	42,445
		90,027
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub.
notes 1.25%, 5/15/27	54,000	53,665
CONMED Corp. 144A cv. sr. unsec. notes
2.25%, 6/15/27	39,000	36,387
DexCom, Inc. cv. sr. unsec. unsub. notes
0.25%, 11/15/25	71,000	64,965

Putnam VT Diversified Income Fund	15

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)* cont.	amount	Value
Health care cont.
Exact Sciences Corp. cv. sr. unsec. sub. notes
0.375%, 3/1/28	$109,000	$74,883
Guardant Health, Inc. cv. sr. unsec. sub. notes
zero %, 11/15/27	37,000	22,848
Halozyme Therapeutics, Inc. cv. sr. unsec. notes
0.25%, 3/1/27	122,000	107,626
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	47,000	53,580
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 1.50%, 6/15/26	42,000	45,360
Jazz Investments I, Ltd. company guaranty cv. sr.
unsec. sub. notes 1.50%, 8/15/24 (Ireland)	94,000	93,001
NeoGenomics, Inc. cv. sr. unsec. notes
0.25%, 1/15/28	74,000	45,902
Neurocrine Biosciences, Inc. cv. sr. unsec. notes
2.25%, 5/15/24	35,000	46,113
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	35,000	44,538
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub.
notes 0.75%, 8/1/25	78,000	80,574
Tandem Diabetes Care, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/1/25	44,000	40,744
Teladoc Health, Inc. cv. sr. unsec. sub. notes
1.25%, 6/1/27	58,000	42,485
		852,671
Technology (1.4%)
3D Systems Corp. 144A cv. sr. unsec. notes
zero %, 11/15/26	47,000	32,571
Akamai Technologies, Inc. cv. sr. unsec. notes
0.375%, 9/1/27	143,000	142,071
Akamai Technologies, Inc. cv. sr. unsec. notes
0.125%, 5/1/25	61,000	66,765
Avalara, Inc. 144A cv. sr. unsec. notes
0.25%, 8/1/26	68,000	52,734
Bentley Systems, Inc. 144A cv. sr. unsec. sub.
notes 0.375%, 7/1/27	75,000	58,125
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub.
notes zero %, 4/1/27	73,000	56,064
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	38,000	30,096
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	59,046
Ceridian HCM Holding, Inc. cv. sr. unsec. notes
0.25%, 3/15/26	57,000	44,945
Coupa Software, Inc. cv. sr. unsec. notes
0.375%, 6/15/26	114,000	85,500
CyberArk Software, Ltd. cv. sr. unsec. notes
zero %, 11/15/24, (Israel)	51,000	53,836
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	27,000	34,142
DigitalOcean Holdings, Inc. 144A cv. sr. unsec.
notes zero %, 12/1/26	47,000	35,104
Everbridge, Inc. cv. sr. unsec. notes
zero %, 3/15/26	57,000	45,914
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	39,000	38,045
Guidewire Software, Inc. cv. sr. unsec. sub. notes
1.25%, 3/15/25	62,000	56,811
Impinj, Inc. 144A cv. sr. unsec. notes
1.125%, 5/15/27	47,000	39,049
Lumentum Holdings, Inc. cv. sr. unsec. notes
0.50%, 12/15/26	112,000	114,733
MongoDB, Inc. cv. sr. unsec. notes
0.25%, 1/15/26	27,000	37,760
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	98,000	81,536
ON Semiconductor Corp. cv. sr. unsec. notes
zero %, 5/1/27	52,000	59,852

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)* cont.	amount	Value
Technology cont.
Palo Alto Networks, Inc. cv. sr. unsec. notes
0.375%, 6/1/25	$54,000	$92,556
Pegasystems, Inc. 144A cv. sr. unsec. notes
0.75%, 3/1/25	58,000	46,487
Perficient, Inc. 144A cv. sr. unsec. notes
0.125%, 11/15/26	28,000	22,667
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	52,000	46,852
RingCentral, Inc. cv. sr. unsec. notes
zero %, 3/1/25	74,000	60,495
Silicon Laboratories, Inc. cv. sr. unsec. notes
0.625%, 6/15/25	49,000	63,333
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	75,000	51,938
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	121,000	99,825
Spotify USA, Inc. company guaranty cv. sr.
unsec. notes zero %, 3/15/26	56,000	44,184
Twitter, Inc. cv. sr. unsec. sub. notes
zero %, 3/15/26	53,000	46,908
Unity Software, Inc. 144A cv. sr. unsec. notes
zero %, 11/15/26	76,000	55,860
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes
1.00%, 3/1/24	40,000	45,100
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes
0.25%, 2/15/28	49,000	40,670
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	55,000	53,268
Ziff Davis, Inc. 144A cv. sr. unsec. notes
1.75%, 11/1/26	68,000	65,518
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	47,000	56,894
		2,117,254
Transportation (0.1%)
American Airlines Group, Inc. company guaranty
cv. notes 6.50%, 7/1/25	60,000	63,041
JetBlue Airways Corp. cv. sr. unsec. notes
0.50%, 4/1/26	61,000	44,866
Southwest Airlines Co. cv. sr. unsec. notes
1.25%, 5/1/25	96,000	113,040
		220,947
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company
guaranty cv. sr. unsec. notes zero %, 11/15/25	87,000	89,915
NRG Energy, Inc. company guaranty cv. sr. unsec.
bonds 2.75%, 6/1/48	75,000	80,513
		170,428
Total convertible bonds and notes (cost $6,892,604)		$5,803,615

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.485/3 month
USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$15,045,100	$8,275
Goldman Sachs International
(2.988)/3 month
USD-LIBOR-ICE/Feb-39	Feb-29/2.988	2,141,800	149,283
2.988/3 month
USD-LIBOR-ICE/Feb-39	Feb-29/2.988	2,141,800	108,718
JPMorgan Chase Bank N.A.
(2.7575)/3 month
USD-LIBOR-ICE/Dec-37	Dec-27/2.7575	2,557,500	198,462
(2.795)/3 month
USD-LIBOR-ICE/Dec-37	Dec-27/2.795	2,557,500	194,396

16	Putnam VT Diversified Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
2.795/3 month
USD-LIBOR-ICE/Dec-37	Dec-27/2.795		$2,557,500	$112,223
2.7575/3 month
USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		2,557,500	109,154
Morgan Stanley & Co. International PLC
3.00/3 month
USD-LIBOR-ICE/Feb-73	Feb-48/3.00		2,490,200	272,503
3.00/3 month
USD-LIBOR-ICE/Apr-72	Apr-47/3.00		2,490,200	262,019
2.75/3 month
USD-LIBOR-ICE/May-73	May-48/2.75		2,490,200	232,012
NatWest Markets PLC
(0.52)/Sterling Overnight
Index Average/Sep-23
(United Kingdom)	Sep-22/0.52	GBP	34,143,500	925,190
UBS AG
(0.153)/6 month
EUR-EURIBOR/Sep-29	Sep-24/0.153	EUR	4,016,900	417,920
0.153/6 month
EUR-EURIBOR/Sep-29	Sep-24/0.153	EUR	4,016,900	11,196
Total purchased swap options outstanding
(cost $1,981,674)			$3,001,351

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 5.00% TBA
commitments (Call)	Aug-22/$100.64	$25,428,705	$25,000,000	$327,275
Uniform Mortgage-Backed
Securities 30 yr 4.50% TBA
commitments (Call)	Aug-22/100.25	20,030,472	20,000,000	172,000
Total purchased options outstanding (cost $356,934)				$499,275

	Principal
SENIOR LOANS (1.7%)*c	amount	Value
American Airlines, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	$45,000	$42,846
AppleCaramel Buyer, LLC bank term loan FRN
(CME TERM SOFR 3 Month PLUS CSA + 0.00%),
5.275%, 10/19/27	73,877	67,875
Asurion, LLC bank term loan FRN Ser. B9, (ICE
LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	24,749	22,336
Brand Industrial Services, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.25%),
5.406%, 6/21/24	157,790	135,963
BWAY Corp. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	109,732	102,988
Cengage Learning, Inc. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 4.75%),
5.75%, 6/29/26	143,913	129,454
Clear Channel Outdoor Holdings, Inc. bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.50%), 4.739%, 8/21/26	68,075	58,289
Cornerstone Building Brands, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 3.25%),
4.574%, 4/12/28	79,000	65,175
CQP Holdco LP bank term loan FRN (ICE LIBOR
USD 3 Month + 3.75%), 6.00%, 6/4/28	79,200	74,250
Diamond Sports Group, LLC bank term loan FRN
(ICE LIBOR USD 3 Month + 3.25%), 3.79%, 8/24/26	77,809	18,155

	Principal
SENIOR LOANS (1.7%)*c cont.	amount	Value
DIRECTV Financing, LLC bank term loan FRN (ICE
LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	$60,613	$55,637
Elanco Animal Health, Inc. bank term loan
FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%),
3.463%, 2/4/27	51,811	48,832
Enterprise Merger Sub, Inc. bank term loan
FRN (ICE LIBOR USD 3 Month + 3.75%),
5.416%, 10/10/25	83,396	27,437
Fertitta Entertainment, LLC/NV bank term loan
FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA
+ 4.00%), 5.525%, 1/12/29	71,623	65,867
Filtration Group Corp. bank term loan FRN (ICE
LIBOR USD 1 Month + 3.50%), 5.166%, 10/19/28	9,925	9,255
Global Medical Response, Inc. bank term
loan FRN (ICE LIBOR USD 1 Month + 4.25%),
5.25%, 10/2/25	192,075	178,271
Greeneden US Holdings II, LLC bank term
loan FRN (ICE LIBOR USD 3 Month + 4.00%),
5.666%, 12/1/27	74,063	70,619
HUB International, Ltd. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.25%),
4.348%, 4/25/25	34,130	32,304
iHeartCommunications, Inc. bank term loan
FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%),
4.666%, 5/1/26	8,670	8,034
IRB Holding Corp. bank term loan FRN (CME
TERM SOFR 3 Month PLUS CSA + 3.15%),
4.238%, 12/15/27	34,475	32,286
IRB Holding Corp. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 2.75%), 4.416%, 2/5/25	82,210	77,791
Klockner-Pentaplast of America, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.75%),
5.554%, 2/4/26	24,688	20,799
One Call Corp. bank term loan FRN Ser. B, (ICE
LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	55,036	43,754
PetSmart, LLC bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	45,000	42,233
Polaris Newco, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	74,438	68,589
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	34,000	32,470
Quorum Health Corp. bank term loan FRN (ICE
LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	70,953	47,302
Robertshaw Holdings Corp. bank term
loan FRN (ICE LIBOR USD 3 Month + 8.00%),
9.688%, 2/28/26	75,000	48,750
Rocket Software, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	49,500	45,870
Southwestern Energy Co. bank term loan FRN
Ser. B, (CME TERM SOFR 3 Month PLUS CSA
+ 2.50%), 4.704%, 6/8/27	54,725	53,083
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.00%),
5.25%, 10/1/25	58,314	55,052
TAMKO Building Products, Inc. bank term loan
FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%),
4.565%, 5/3/26	94,273	88,027
Terrier Media Buyer, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 3.50%), 5.166%, 12/17/26	98,589	90,620
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.00%), 5.877%, 3/28/25	95,743	87,585
TK Elevator US Newco, Inc. bank term loan
FRN (ICE LIBOR USD 3 Month + 3.50%),
4.019%, 7/31/27	314,213	293,594

Putnam VT Diversified Income Fund	17

		Principal
SENIOR LOANS (1.7%)*c cont.		amount	Value
United Airlines, Inc. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.75%),
5.392%, 4/21/28		$93,813	$86,953
Werner Finco LP bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 4.00%), 5.666%, 7/24/24		85,297	79,966
Total senior loans (cost $2,847,020)			$2,508,311

		Principal
ASSET-BACKED SECURITIES (0.5%)*		amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (ICE LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24		$495,000	$493,763
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month
+ 2.00%), 3.624%, 11/25/55		350,000	331,944
Total asset-backed securities (cost $827,938)			$825,707

COMMON STOCKS (—%)*		Shares	Value
Oasis Petroleum, Inc.		313	$38,076
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights)		10,369	12,961
Total common stocks (cost $33,888)			$51,037

		Principal
		amount/
SHORT-TERM INVESTMENTS (28.3%)*		shares	Value
Putnam Short Term Investment Fund
Class P 1.36% L	Shares	30,819,046	$30,819,046
State Street Institutional U.S. Government
Money Market Fund, Premier Class 1.43% P	Shares	1,542,000	1,542,000
U.S. Treasury Bills 1.228%, 7/21/22 ∆		$400,000	399,774
U.S. Treasury Bills 1.166%, 7/14/22 # ∆		1,500,000	1,499,423
U.S. Treasury Bills 1.151%, 7/28/22 # ∆ §		1,300,000	1,298,949
U.S. Treasury Bills 0.940%, 7/26/22 ∆ §		700,000	699,503
U.S. Treasury Bills 0.859%, 7/5/22 # ∆ §		3,356,000	3,355,676
U.S. Treasury Bills 0.858%, 7/19/22 ∆ §		2,700,000	2,698,620
U.S. Treasury Bills 0.805%, 7/12/22 # §		600,000	599,824
Total short-term investments (cost $42,912,997)			$42,912,815

Total investments (cost $299,017,627)			$284,619,566

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $151,589,443.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $332,861 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $7,986,498 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,566,215 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

18	Putnam VT Diversified Income Fund

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $95,587,349 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $31,409,619) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Euro	Sell	9/21/22	$25,396	$26,040	$644
	Japanese Yen	Sell	8/17/22	360,969	362,386	1,417
	Swedish Krona	Sell	9/21/22	85,266	89,238	3,972
Barclays Bank PLC
	Canadian Dollar	Sell	7/20/22	52,595	53,990	1,395
	Euro	Buy	9/21/22	115,073	116,363	(1,290)
	Japanese Yen	Sell	8/17/22	415,004	420,957	5,953
	Swiss Franc	Buy	9/21/22	44,239	52,942	(8,703)
Citibank, N.A.
	Chilean Peso	Buy	7/20/22	33,944	38,421	(4,477)
	Chilean Peso	Sell	7/20/22	33,944	37,605	3,661
Goldman Sachs International
	Brazilian Real	Buy	7/5/22	40,356	41,514	(1,158)
	Brazilian Real	Sell	7/5/22	40,356	43,786	3,430
	Polish Zloty	Buy	9/21/22	190,942	199,509	(8,567)
	Swiss Franc	Buy	9/21/22	1,307,303	1,302,650	4,653
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/20/22	18,707	19,722	1,015
	British Pound	Sell	9/21/22	1,289,586	1,329,353	39,767
	Euro	Buy	9/21/22	806,038	809,996	(3,958)
	New Zealand Dollar	Sell	7/20/22	8,931	11,440	2,509
	Norwegian Krone	Sell	9/21/22	214	218	4
	Polish Zloty	Sell	9/21/22	190,942	199,331	8,389
	Swedish Krona	Buy	9/21/22	291,664	301,822	(10,158)
	Swiss Franc	Sell	9/21/22	4,738	4,659	(79)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/21/22	99,236	101,990	2,754
	Canadian Dollar	Sell	7/20/22	23,695	23,667	(28)
	Euro	Sell	9/21/22	145,211	148,950	3,739
	New Zealand Dollar	Buy	7/20/22	8,181	8,366	(185)
	New Zealand Dollar	Sell	7/20/22	8,181	8,145	(36)
	Norwegian Krone	Sell	9/21/22	682	694	12
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/20/22	313,470	324,161	(10,691)
	Australian Dollar	Sell	7/20/22	313,470	317,430	3,960
	British Pound	Buy	9/21/22	389,022	395,664	(6,642)
	Canadian Dollar	Buy	7/20/22	438,244	443,364	(5,120)
	Canadian Dollar	Sell	7/20/22	438,244	438,446	202
	Euro	Sell	9/21/22	1,870,042	1,904,006	33,964
	Japanese Yen	Buy	8/17/22	6,829	6,880	(51)
	New Zealand Dollar	Sell	7/20/22	1,175,603	1,337,521	161,918
	Swiss Franc	Sell	9/21/22	237,212	231,716	(5,496)

Putnam VT Diversified Income Fund	19

FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $31,409,619) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
NatWest Markets PLC
	Australian Dollar	Buy	7/20/22	$14,635	$15,299	$(664)
	Australian Dollar	Sell	7/20/22	14,635	14,581	(54)
	New Zealand Dollar	Buy	7/20/22	562	567	(5)
	New Zealand Dollar	Sell	7/20/22	563	560	(3)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/20/22	1,070,603	1,216,489	145,886
	British Pound	Sell	9/21/22	456,439	470,741	14,302
	Canadian Dollar	Sell	7/20/22	147,454	150,489	3,035
	Euro	Sell	9/21/22	6,644,307	6,808,991	164,684
	Japanese Yen	Sell	8/17/22	616,079	642,935	26,856
	Mexican Peso	Buy	7/20/22	109,626	108,363	1,263
	Mexican Peso	Sell	7/20/22	109,626	108,772	(854)
	New Zealand Dollar	Buy	7/20/22	81,933	84,395	(2,462)
	New Zealand Dollar	Sell	7/20/22	81,933	81,573	(360)
	Norwegian Krone	Sell	9/21/22	255,189	266,106	10,917
	Swedish Krona	Sell	9/21/22	1,184,681	1,239,868	55,187
	Swiss Franc	Buy	9/21/22	2,090,360	2,082,918	7,442
Toronto-Dominion Bank
	Canadian Dollar	Sell	7/20/22	1,797,957	1,864,754	66,797
	Japanese Yen	Buy	8/17/22	3,069	3,105	(36)
	New Zealand Dollar	Buy	7/20/22	7,431	7,672	(241)
	New Zealand Dollar	Sell	7/20/22	7,431	7,399	(32)
	Norwegian Krone	Sell	9/21/22	207,308	216,229	8,921
	Swiss Franc	Sell	9/21/22	739,552	738,406	(1,146)
UBS AG
	Canadian Dollar	Sell	7/20/22	22,763	23,214	451
	Czech Koruna	Sell	9/21/22	43,487	43,123	(364)
	Euro	Sell	9/21/22	59,960	61,475	1,515
	Japanese Yen	Buy	8/17/22	3,632,679	3,801,090	(168,411)
	Swiss Franc	Sell	9/21/22	8,111	7,734	(377)
WestPac Banking Corp.
	Australian Dollar	Sell	7/20/22	133,989	136,098	2,109
	New Zealand Dollar	Sell	7/20/22	50,521	51,450	929
	Swedish Krona	Buy	9/21/22	2,246	2,281	(35)
Unrealized appreciation						793,652
Unrealized (depreciation)						(241,683)
Total						$551,969

* The exchange currency for all contracts listed is the United States Dollar.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	272	$57,124,250	$57,124,250	Sep-22	$337,263
U.S. Treasury Note Ultra 10 yr (Short)	11	1,401,125	1,401,125	Sep-22	23,522
Unrealized appreciation					360,785
Unrealized (depreciation)					—
Total					$360,785

20	Putnam VT Diversified Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/22 (premiums $5,291,497) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985		$15,045,100	$291,273
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		2,578,300	58,759
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		2,578,300	311,923
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395		16,195,700	1,206,580
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	1,390,800	69,515
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	1,390,800	165,814
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		$1,407,300	7,318
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		2,242,700	16,417
(1.667)/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	3,059,700	80,641
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		$2,242,700	199,712
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		1,407,300	250,119
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		9,328,700	332,382
1.667/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	3,059,700	340,585
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		$9,328,700	455,241
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		2,817,200	56
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		1,100,100	52,244
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		1,100,100	53,971
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		1,100,100	67,469
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		1,100,100	68,954
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00		2,490,200	145,776
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75		2,490,200	184,250
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00		2,490,200	200,187
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		2,817,200	386,238
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	34,143,500	796,760
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	34,143,500	860,767
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		$202,900	3,013
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		405,900	132,583
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		2,990,900	64,065
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		2,990,900	340,397
Total				$7,143,009

WRITTEN OPTIONS OUTSTANDING at 6/30/22 (premiums $228,125)
(Unaudited)	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Aug-22/$100.64	$25,428,705	$25,000,000	$56,250
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Aug-22/100.25	20,030,472	20,000,000	162,000
Total				$218,250

Putnam VT Diversified Income Fund	21

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$34,881,900	$(401,142)	$597,178
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485		6,315,600	(381,146)	482,196
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	328,043
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	213,709
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	209,543
(1.304)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	200,049
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		$1,442,500	(105,303)	171,975
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	128,073
(1.053)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	115,947
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		$799,300	(122,593)	81,177
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	(25,963)
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94		30,474,900	(326,081)	(38,094)
1.053/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(49,056)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		$799,300	(122,593)	(59,668)
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(69,629)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	(98,881)
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(131,773)
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(135,940)
1.304/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	(136,949)
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$34,881,900	(401,142)	(193,943)
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(239,636)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		10,000,600	(483,029)	(290,817)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	180,212
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69		60,949,900	341,319	59,121
(2.272)/US SOFR/Apr-42 (Written)	Apr-32/2.272		2,287,800	190,574	56,646
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	49,353
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	36,973
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	31,039
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	12,374
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,813,100	256,191	3,481
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	(2,451)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	(8,422)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,813,100	256,191	(20,869)
2.272/US SOFR/Apr-42 (Written)	Apr-32/2.272		2,287,800	190,574	(44,910)
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(200,885)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415		19,578,400	413,594	(1,016,706)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	77,792
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	(68,915)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	486,087
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		5,455,000	(133,375)	433,891
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	394,473
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	352,004
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	344,010
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194		2,417,200	(59,288)	305,993
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	260,347
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	108,953
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	101,512
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	50,248
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	36,752

22	Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A. cont.
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		$725,000	$(93,344)	$(6,373)
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(22,619)
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(32,273)
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(33,359)
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(34,498)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(38,338)
(2.725)/US SOFR/Jul-32 (Purchased)	Jul-22/2.725		6,609,200	(134,828)	(40,250)
2.725/US SOFR/Jul-32 (Purchased)	Jul-22/2.725		6,609,200	(134,828)	(87,704)
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		5,455,000	(133,375)	(132,011)
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	(154,701)
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	(178,077)
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	(186,904)
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	40,764,100	(257,143)	(194,797)
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		$12,778,300	(416,573)	(200,747)
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	(212,681)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	81,528,100	261,576	200,778
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		$12,029,900	110,074	109,231
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	90,271
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	47,842
(1.177)/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	25,921
1.177/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(53,622)
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	(126,552)
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	(219,120)
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(373,649)
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075		11,602,400	61,493	(685,470)
Deutsche Bank AG
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		6,775,600	(559,326)	186,939
2.235/US SOFR/Jul-32 (Purchased)	Jul-22/2.235		9,287,000	(52,472)	(49,685)
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		6,775,600	(559,326)	(136,935)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135		6,166,700	518,311	176,923
3.235/US SOFR/Jul-32 (Written)	Jul-22/3.235		9,287,000	66,170	50,800
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135		6,166,700	518,311	(152,749)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	423,934
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		$1,089,200	(162,835)	107,199
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	53,891
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		4,002,000	(87,364)	8,564
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(3,510)
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	(11,356)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(20,301)
-0.197/6 month EUR-EURIBOR/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	(37,931)
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		$4,002,000	(87,364)	(54,787)
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	(61,453)
(0.26)/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	74,077
(0.555)/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	58,812
0.555/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(140,072)
0.26/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	(352,646)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41		$6,473,300	94,510	(373,250)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07		5,223,200	108,120	(385,942)

Putnam VT Diversified Income Fund	23

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		$3,547,500	$(210,367)	$256,910
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	171,528
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		$2,764,000	(201,772)	124,518
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	110,307
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	103,383
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	101,259
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	91,748
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,036,500	(174,132)	60,024
(1.921)/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	26,113
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	15,651
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		$1,208,400	(125,674)	6,211
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(5,590)
1.921/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(9,628)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		$1,208,400	(69,846)	(13,087)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	(18,645)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(25,882)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(31,706)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(34,895)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	(43,747)
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,036,500	(174,132)	(59,360)
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(71,116)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(72,117)
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		$2,764,000	(201,772)	(72,942)
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		3,547,500	(210,367)	(120,189)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	96,446
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	90,799
(1.232)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	84,801
(1.204)/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	69,370
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	44,423
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		$1,715,600	145,311	42,341
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	37,873
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	(28,736)
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	(78,095)
1.204/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(146,545)
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	(152,162)
1.232/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		$1,915,100	123,045	(200,664)
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(233,375)
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	(272,477)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	15,894
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(9,403)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(32,835)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(57,581)
(2.39)/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	152,899
(2.02)/US SOFR/Mar-56 (Written)	Mar-26/2.02		1,761,500	231,197	84,763
3.20/US SOFR/Aug-32 (Written)	Aug-22/3.20		4,168,300	36,889	9,879
2.02/US SOFR/Mar-56 (Written)	Mar-26/2.02		1,761,500	231,197	(75,938)
2.39/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(163,684)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	94,756
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	18,106

24	Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Toronto-Dominion Bank cont.
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		$487,500	$(34,003)	$(10,174)
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(40,009)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	37,963
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(40,586)
UBS AG
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	211,511
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	183,827
(0.45)/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	168,239
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	125,058
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	113,920
(1.125)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,143,700	(150,801)	112,603
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	1,344,800	(126,938)	109,779
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	108,376
(1.25)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,143,900	(148,906)	97,614
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	95,409
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	80,563
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	75,023
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	575,800	(59,348)	59,550
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	51,984
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		$4,095,900	(190,459)	48,414
(0.70)/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(131,026)	40,904
(0.70)/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(132,941)	39,447
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525		$8,904,400	(182,095)	31,254
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	7,731
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(7,129)
(2.577)/6 month EUR-EURIBOR/Aug-32 (Purchased)	Aug-22/2.577	EUR	3,993,000	(45,487)	(13,181)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(24,922)
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		$4,095,900	(190,459)	(25,149)
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	(28,563)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	575,800	(59,348)	(31,591)
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	(32,321)
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(44,012)
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	(44,670)
0.70/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(131,026)	(47,119)
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	(48,244)
0.70/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(132,941)	(48,575)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	1,344,800	(126,938)	(50,175)
0.45/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	(59,090)
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(59,482)
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	(63,852)
1.25/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,143,900	(148,906)	(67,621)
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(73,742)
1.125/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,143,700	(150,801)	(74,693)
0.32/6 month EUR-EURIBOR/Sep-52 (Purchased)	Sep-22/0.32	EUR	3,407,900	(207,148)	(182,387)
(0.16)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.16	EUR	3,407,900	136,324	120,032
(0.00)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.00	EUR	3,407,900	88,369	77,783
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		$1,910,600	50,774	37,696
(0.43)/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	29,742
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375		$13,356,600	181,650	(21,371)
0.43/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(68,712)
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		$1,910,600	50,774	(128,106)

Putnam VT Diversified Income Fund	25

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.

Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	$4,922,000	$(100,778)	$265,443
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	3,515,700	(72,160)	191,781
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96	2,902,200	(196,479)	173,726
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	2,079,900	(103,735)	105,347
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	2,032,700	(150,013)	98,037
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	3,515,700	(72,160)	(52,560)
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	2,079,900	(103,735)	(54,057)
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	2,032,700	(150,013)	(58,074)
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	4,922,000	(100,778)	(72,796)
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96	2,902,200	(196,479)	(82,887)
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62	15,583,900	171,423	59,686
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62	15,583,900	171,423	(230,796)
Unrealized appreciation				12,392,777
Unrealized (depreciation)				(11,544,914)
Total				$847,863

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $99,520,215) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 5.00%, 8/1/52	$25,000,000	8/11/22	$25,428,705
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	12,000,000	7/14/22	12,241,872
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	17,000,000	8/11/22	17,025,901
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	9,000,000	7/14/22	9,033,048
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	4,000,000	8/11/22	3,935,779
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	11,000,000	7/14/22	10,843,589
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	1,000,000	8/11/22	929,531
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	15,000,000	8/11/22	13,463,664
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	9,000,000	8/11/22	7,800,328
Total			$100,702,417

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$8,610,000	$294,893	$416	12/23/23	0.695% — Annually	Secured Overnight Financing	$279,902
					Rate — Annually
6,867,000	492,982	590	12/23/26	1.085% — Annually	Secured Overnight Financing	467,012
					Rate — Annually
3,221,000	402,303	389	12/23/31	1.285% — Annually	Secured Overnight Financing	386,834
					Rate — Annually
1,426,000	349,470	(2,539)	12/23/51	Secured Overnight Financing	1.437% — Annually	(344,050)
				Rate — Annually
11,649,000	398,629	(1,185)	12/24/23	0.697% — Annually	Secured Overnight Financing	376,361
					Rate — Annually
2,714,000	193,698	(363)	12/24/26	1.096% — Annually	Secured Overnight Financing	181,020
					Rate — Annually
5,265,000	657,756	(2,350)	12/24/31	1.285% — Annually	Secured Overnight Financing	629,624
					Rate — Annually
6,694,000	1,643,176	(3,618)	12/24/51	1.435% — Annually	Secured Overnight Financing	1,601,443
					Rate — Annually
3,035,000	690,038	(495)	12/31/51	1.525% — Annually	Secured Overnight Financing	670,941
					Rate — Annually
1,201,000	84,046	(159)	12/31/26	Secured Overnight Financing	1.135% — Annually	(78,926)
				Rate — Annually
315,000	37,589	5,672	12/31/31	Secured Overnight Financing	1.355% — Annually	(30,319)
				Rate — Annually
18,876,000	1,139,355	309,586	1/12/27	Secured Overnight Financing	1.372% — Annually	(758,895)
				Rate — Annually

26	Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$813,100	$37,378 E	$(18)	1/15/47	1.724% — Annually	Secured Overnight Financing	$37,360
					Rate — Annually
1,953,000	383,628	(67)	1/21/52	1.679% — Annually	Secured Overnight Financing	371,336
					Rate — Annually
1,337,000	276,893	(46)	1/19/52	Secured Overnight Financing	1.626% — Annually	(269,269)
				Rate — Annually
967,000	194,734	(33)	2/1/52	1.6545% — Annually	Secured Overnight Financing	188,971
					Rate — Annually
9,459,000	624,010	(2,301)	2/15/29	Secured Overnight Financing	1.681% — Annually	(575,351)
				Rate — Annually
3,248,100	519,404	(111)	2/24/52	Secured Overnight Financing	1.86% — Annually	(501,075)
				Rate — Annually
2,170,000	387,562	(74)	2/29/52	1.7674% — Annually	Secured Overnight Financing	377,117
					Rate — Annually
2,392,000	210,161	(32)	2/29/32	Secured Overnight Financing	1.75% — Annually	(198,264)
				Rate — Annually
8,640,000	419,818	(70)	2/28/27	1.675% — Annually	Secured Overnight Financing	378,979
					Rate — Annually
16,660,000	421,831	(63)	2/29/24	Secured Overnight Financing	1.47709% — Annually	(352,497)
				Rate — Annually
6,030,000	379,830	(69)	3/1/29	Secured Overnight Financing	1.7355% — Annually	(351,436)
				Rate — Annually
1,267,400	118,071	(17)	3/7/32	3 month USD-LIBOR-ICE —	1.9575% — Semiannually	(111,605)
				Quarterly
6,645,800	700,069	(88)	3/9/32	1.5475% — Annually	Secured Overnight Financing	672,697
					Rate — Annually
6,890,200	729,328	(91)	3/9/32	1.5415% — Annually	Secured Overnight Financing	701,921
					Rate — Annually
3,632,000	324,338	(48)	3/11/32	1.737% — Annually	Secured Overnight Financing	309,003
					Rate — Annually
24,040,000	1,156,084	687,099	3/21/29	Secured Overnight Financing	1.986% — Annually	(393,533)
				Rate — Annually
471,000	4,682	(2)	4/7/24	Secured Overnight Financing	2.4485% — Annually	(2,433)
				Rate — Annually
98,000	1,389	(1)	4/7/27	2.469% — Annually	Secured Overnight Financing	916
					Rate — Annually
103,000	4,043	(1)	4/7/23	2.3305% — Annually	Secured Overnight Financing	3,580
					Rate — Annually
41,000	4,557	(1)	4/7/52	Secured Overnight Financing	2.1005% — Annually	(4,396)
				Rate — Annually
4,954,000	124,048	(66)	4/14/32	2.4975% — Annually	Secured Overnight Financing	101,633
					Rate — Annually
4,078,000	255,691	(139)	4/14/52	Secured Overnight Financing	2.3395% — Annually	(239,172)
				Rate — Annually
1,064,000	14,449	(9)	4/14/27	2.483% — Annually	Secured Overnight Financing	9,782
					Rate — Annually
2,385,000	25,734	(9)	4/14/24	Secured Overnight Financing	2.403% — Annually	(15,553)
				Rate — Annually
10,918,500	49,679	(103)	5/2/27	Secured Overnight Financing	2.685% — Annually	(9,742)
				Rate — Annually
17,016,700	129,837	(64)	5/25/24	2.5945% — Annually	Secured Overnight Financing	98,366
					Rate — Annually
867,000	25,611	(30)	5/25/52	Secured Overnight Financing	2.501% — Annually	(24,121)
				Rate — Annually
688,300	9,065 E	(23)	5/28/57	2.40% — Annually	Secured Overnight Financing	9,041
					Rate — Annually
899,000	2,769	(12)	6/7/32	Secured Overnight Financing	2.7565% — Annually	(1,697)
				Rate — Annually
1,407,000	6,796	(48)	6/7/52	Secured Overnight Financing	2.622% — Annually	(5,146)
				Rate — Annually

Putnam VT Diversified Income Fund	27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$26,491,500	$75,766	$(351)	6/8/32	Secured Overnight Financing	2.825% — Annually	$109,464
					Rate — Annually
	1,288,200	161,991	(161,687)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE —	265
						Quarterly
	4,320,000	6,264 E	16,035	9/21/32	Secured Overnight Financing	2.835% — Annually	22,300
					Rate — Annually
	20,580,500	133,773	(78)	6/15/24	Secured Overnight Financing	3.3385% — Annually	157,000
					Rate — Annually
	14,265,000	263,903	(115)	6/15/27	3.185% — Annually	Secured Overnight Financing	(279,197)
						Rate — Annually
	67,887,000	431,761 E	141,041	9/21/24	3.40% — Annually	Secured Overnight Financing	(290,721)
						Rate — Annually
	25,813,000	570,984 E	292,231	9/21/27	3.30% — Annually	Secured Overnight Financing	(278,752)
						Rate — Annually
	28,920,000	957,252 E	454,969	9/21/32	3.20% — Annually	Secured Overnight Financing	(502,283)
						Rate — Annually
	5,751,000	527,539 E	(344,618)	9/21/52	Secured Overnight Financing	3.10% — Annually	182,921
					Rate — Annually
	1,947,800	43,085 E	(28)	9/8/32	Secured Overnight Financing	3.07% — Annually	43,058
					Rate — Annually
	2,988,500	7,382 E	(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE —	(7,424)
						Quarterly
	1,361,000	25,723	(18)	6/30/32	Secured Overnight Financing	3.0095% — Annually	25,819
					Rate — Annually
	4,251,000	9,607	(16)	7/1/24	3.1095% — Annually	Secured Overnight Financing	(9,623)
						Rate — Annually
	800,000	1,982	(27)	7/5/52	Secured Overnight Financing	2.657% — Annually	1,954
					Rate — Annually
AUD	53,800	7,273 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW —	7,272
						Semiannually
AUD	181,000	26,519 E	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW —	26,517
						Semiannually
AUD	67,200	10,074 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW —	10,074
						Semiannually
AUD	104,900	12,203 E	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW —	12,202
						Semiannually
AUD	391,500	50,177 E	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW —	50,172
						Semiannually
AUD	25,100	5,575 E	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW —	5,575
						Semiannually
AUD	1,200,000	132,511	(13)	4/6/31	6 month AUD-BBR-BBSW —	1.87% — Semiannually	(130,537)
					Semiannually
AUD	3,864,000	17,070 E	2,401	9/21/32	4.07% — Semiannually	6 month AUD-BBR-BBSW —	19,470
						Semiannually
CAD	4,107,000	5,041 E	(10,574)	9/21/32	3.72% — Semiannually	3 month CAD-BA-CDOR —	(15,615)
						Semiannually
CHF	2,062,000	14,191 E	15,643	9/21/32	Swiss Average Rate	1.64% — Annually	1,452
					Overnight — Annually
EUR	347,600	25,972 E	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR —	25,959
						Semiannually
EUR	472,900	72,215	(18)	2/19/50	6 month EUR-EURIBOR —	1.354% — Annually	(68,860)
					Semiannually
EUR	522,000	89,604	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR —	86,679
						Semiannually
EUR	528,600	97,195	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR —	94,404
						Semiannually
EUR	653,200	134,221	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR —	131,461
						Semiannually
EUR	636,800	66,186 E	(24)	11/29/58	6 month EUR-EURIBOR —	1.343% — Annually	(66,210)
					Semiannually

28	Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	679,000	$149,000	$(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR —	$144,932
						Semiannually
EUR	503,000	107,242 E	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR —	107,223
						Semiannually
EUR	458,800	115,584	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR —	113,098
						Semiannually
EUR	307,000	84,336	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR —	82,796
						Semiannually
EUR	1,018,300	344,778 E	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR —	344,740
						Semiannually
EUR	614,700	248,639 E	(23)	6/6/54	6 month EUR-EURIBOR —	0.207% — Annually	(248,662)
					Semiannually
EUR	864,500	345,449	(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR —	343,023
						Semiannually
EUR	3,365,700	1,076,572	(127)	2/19/50	6 month EUR-EURIBOR —	0.595% — Annually	(1,062,637)
					Semiannually
EUR	401,600	170,430 E	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR —	170,415
						Semiannually
EUR	189,700	95,997 E	(7)	3/13/54	—	0.2275% plus 6 month EUR-	95,989
						EURIBOR — Semiannually
EUR	1,164,500	216,708 E	(25)	5/13/40	6 month EUR-EURIBOR —	0.276% — Annually	(216,732)
					Semiannually
EUR	550,400	100,085 E	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR —	100,073
						Semiannually
EUR	766,600	142,636 E	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR —	142,619
						Semiannually
EUR	262,300	48,277 E	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR —	48,271
						Semiannually
EUR	746,600	254,554	(30)	5/21/51	6 month EUR-EURIBOR —	0.516% — Annually	(254,071)
					Semiannually
EUR	730,000	121,727	(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR —	121,683
						Semiannually
EUR	683,800	121,605	(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR —	119,270
						Semiannually
EUR	255,600	97,301 E	(10)	9/14/52	6 month EUR-EURIBOR —	0.374% — Annually	(97,312)
					Semiannually
EUR	2,046,000	293,206	(33)	3/7/32	6 month EUR-EURIBOR —	0.60% — Annually	(285,639)
					Semiannually
EUR	2,190,000	17,350	(8,911)	4/27/24	0.841% — Annually	6 month EUR-EURIBOR —	4,910
						Semiannually
EUR	1,452,000	13,923 E	(35,343)	9/21/32	2.14% — Annually	6 month EUR-EURIBOR —	(21,421)
						Semiannually
EUR	1,588,700	34,696 E	(25)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR —	(34,721)
						Semiannually
EUR	2,726,900	100,361 E	(41)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR —	(100,401)
						Semiannually
GBP	477,400	72,770	(9)	5/19/31	Sterling	0.754% — Annually	(72,551)
					Overnight Index Average —
					Annually
GBP	13,657,400	281,796 E	(70)	9/15/23	1.065% — Annually	Sterling	281,726
						Overnight Index Average —
						Annually
GBP	1,332,000	8,950 E	(1,202)	9/21/32	Sterling	2.41% — Annually	7,748
					Overnight Index Average —
					Annually
JPY	96,594,500	80,491 E	(27)	8/29/43	Bank of Japan Unsecured	0.343% — Annually	(80,518)
					Overnight Call Rate Expected
					Index — Annually
JPY	81,219,900	21,275	(18,052)	2/25/31	0.003% — Annually	Tokyo Overnight Average	3,208
						Rate — Annually

Putnam VT Diversified Income Fund	29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
JPY	39,192,500	$8,906 E	$(6,395)	8/29/43	0.7495% — Annually	Tokyo Overnight Average	$2,511
						Rate — Annually
JPY	49,066,800	48,571 E	(47,335)	8/29/43	0.194% — Annually	Tokyo Overnight Average	1,237
						Rate — Annually
NOK	7,913,000	4,868 E	(4,644)	9/21/32	3.235% — Annually	6 month NOK-NIBOR-NIBR —	225
						Semiannually
NZD	1,776,000	78 E	2,257	9/21/32	3 month NZD-BBR-FRA —	4.15% — Semiannually	2,335
					Quarterly
SEK	25,894,000	3,670 E	(14,497)	9/21/32	2.81% — Annually	3 month SEK-STIBOR-SIDE —	(10,827)
						Quarterly
Total			$1,259,256				$2,703,695

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$878,944	$815,998	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC,	$(38,896)
					3.80%, Series 2020–01,
					9/22/25 — Annually
854,414	825,423	—	7/17/24	3.825% (3 month USD-	Pera Funding DAC, 3.825%,	(29,104)
				LIBOR-BBA minus	Series 2019–01, 7/10/24 —
				0.12%) — Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(68,000)
Total		$—		Total		$(68,000)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	B+/P	$5,468	$71,855	$15,987	5/11/63	300 bp — Monthly	$(10,483)
CMBX NA BBB–.6 Index	B+/P	10,546	157,182	34,972	5/11/63	300 bp — Monthly	(24,347)
CMBX NA BBB–.6 Index	B+/P	21,545	313,465	69,744	5/11/63	300 bp — Monthly	(48,042)
CMBX NA BBB–.6 Index	B+/P	20,577	324,244	72,142	5/11/63	300 bp — Monthly	(51,403)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	BBB+/P	5,899	31,200	3,070	5/11/63	200 bp — Monthly	2,840
CMBX NA A.6 Index	BBB+/P	4,583	31,200	3,070	5/11/63	200 bp — Monthly	1,523
CMBX NA A.6 Index	BBB+/P	5,202	32,800	3,228	5/11/63	200 bp — Monthly	1,986
CMBX NA A.6 Index	BBB+/P	6,484	33,600	3,306	5/11/63	200 bp — Monthly	3,189
CMBX NA A.6 Index	BBB+/P	14,740	70,400	6,927	5/11/63	200 bp — Monthly	7,838
CMBX NA A.6 Index	BBB+/P	26,268	126,400	12,438	5/11/63	200 bp — Monthly	13,874
CMBX NA A.6 Index	BBB+/P	38,559	174,400	17,161	5/11/63	200 bp — Monthly	21,459
CMBX NA BB.11 Index	BB–/P	57,630	102,000	19,982	11/18/54	500 bp — Monthly	37,733
CMBX NA BB.13 Index	BB–/P	7,267	77,000	18,057	12/16/72	500 bp — Monthly	(10,726)
CMBX NA BB.13 Index	BB–/P	10,661	117,000	27,437	12/16/72	500 bp — Monthly	(16,678)
CMBX NA BB.13 Index	BB–/P	32,549	357,000	83,717	12/16/72	500 bp — Monthly	(50,870)
CMBX NA BB.6 Index	CCC+/P	86,542	198,672	77,184	5/11/63	500 bp — Monthly	9,523
CMBX NA BB.6 Index	CCC+/P	165,112	1,058,662	411,290	5/11/63	500 bp — Monthly	(245,295)
CMBX NA BB.7 Index	B/P	46,032	902,000	284,581	1/17/47	500 bp — Monthly	(237,797)
CMBX NA BB.9 Index	B/P	2,240	11,000	3,220	9/17/58	500 bp — Monthly	(971)
CMBX NA BB.9 Index	B/P	15,521	76,000	22,245	9/17/58	500 bp — Monthly	(6,661)
CMBX NA BBB–.10 Index	BB+/P	7,693	62,000	10,807	11/17/59	300 bp — Monthly	(3,083)
CMBX NA BBB–.10 Index	BB+/P	12,109	111,000	19,347	11/17/59	300 bp — Monthly	(7,183)
CMBX NA BBB–.11 Index	BBB–/P	689	11,000	1,772	11/18/54	300 bp — Monthly	(1,078)

30	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.12 Index	BBB–/P	$1,460	$35,000	$6,300	8/17/61	300 bp — Monthly	$(4,823)
CMBX NA BBB–.12 Index	BBB–/P	4,715	80,000	14,400	8/17/61	300 bp — Monthly	(9,646)
CMBX NA BBB–.12 Index	BBB–/P	41,215	260,000	46,800	8/17/61	300 bp — Monthly	(5,455)
CMBX NA BBB–.14 Index	BBB–/P	247	5,000	1,043	12/16/72	300 bp — Monthly	(793)
CMBX NA BBB–.14 Index	BBB–/P	813	25,000	5,215	12/16/72	300 bp — Monthly	(4,389)
CMBX NA BBB–.14 Index	BBB–/P	2,500	50,000	10,430	12/16/72	300 bp — Monthly	(7,905)
CMBX NA BBB–.15 Index	BBB–/P	3,656	35,000	7,651	11/18/64	300 bp — Monthly	(3,978)
CMBX NA BBB–.15 Index	BBB–/P	1,359	8,000	1,749	11/18/64	300 bp — Monthly	(385)
CMBX NA BBB–.6 Index	B+/P	3,825	52,095	11,591	5/11/63	300 bp — Monthly	(7,740)
CMBX NA BBB–.6 Index	B+/P	16,675	52,095	11,591	5/11/63	300 bp — Monthly	5,110
CMBX NA BBB–.6 Index	B+/P	16,675	52,095	11,591	5/11/63	300 bp — Monthly	5,110
CMBX NA BBB–.6 Index	B+/P	4,145	56,585	12,590	5/11/63	300 bp — Monthly	(8,416)
CMBX NA BBB–.6 Index	B+/P	34,148	104,189	23,181	5/11/63	300 bp — Monthly	11,018
CMBX NA BBB–.6 Index	B+/P	10,756	141,913	31,575	5/11/63	300 bp — Monthly	(20,747)
CMBX NA BBB–.6 Index	B+/P	92,143	1,299,669	289,167	5/11/63	300 bp — Monthly	(196,373)
Credit Suisse International
CMBX NA BB.7 Index	B/P	22,204	166,000	52,373	1/17/47	500 bp — Monthly	(30,030)
CMBX NA BBB–.6 Index	B+/P	8,950	72,753	16,187	5/11/63	300 bp — Monthly	(7,201)
CMBX NA BBB–.6 Index	B+/P	19,778	160,775	35,771	5/11/63	300 bp — Monthly	(15,912)
CMBX NA BBB–.6 Index	B+/P	547,895	5,237,298	1,165,260	5/11/63	300 bp — Monthly	(614,744)
CMBX NA BBB–.7 Index	BB–/P	13,231	179,000	33,455	1/17/47	300 bp — Monthly	(20,135)
CMBX NA BBB–.7 Index	BB–/P	34,676	528,000	98,683	1/17/47	300 bp — Monthly	(63,743)
Goldman Sachs International
CMBX NA BBB–.6 Index	B+/P	13,478	78,142	17,386	5/11/63	300 bp — Monthly	(3,869)
CMBX NA BB.9 Index	B/P	21,836	54,000	15,806	9/17/58	500 bp — Monthly	6,075
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	161	11/18/54	300 bp — Monthly	(97)
CMBX NA BBB–.13 Index	BBB–/P	138	3,000	598	12/16/72	300 bp — Monthly	(459)
CMBX NA BBB–.13 Index	BBB–/P	677	4,000	798	12/16/72	300 bp — Monthly	(118)
CMBX NA BBB–.13 Index	BBB–/P	1,425	9,000	1,795	12/16/72	300 bp — Monthly	(365)
CMBX NA BBB–.13 Index	BBB–/P	754	12,000	2,393	12/16/72	300 bp — Monthly	(1,633)
CMBX NA BBB–.13 Index	BBB–/P	1,315	18,000	3,589	12/16/72	300 bp — Monthly	(2,265)
CMBX NA BBB–.13 Index	BBB–/P	4,545	29,000	5,783	12/16/72	300 bp — Monthly	(1,224)
CMBX NA BBB–.13 Index	BBB–/P	2,780	47,000	9,372	12/16/72	300 bp — Monthly	(6,568)
CMBX NA BBB–.13 Index	BBB–/P	4,435	69,000	13,759	12/16/72	300 bp — Monthly	(9,289)
CMBX NA BBB–.15 Index	BBB–/P	3,541	57,000	12,460	11/18/64	300 bp — Monthly	(8,891)
CMBX NA BBB–.15 Index	BBB–/P	5,916	64,000	13,990	11/18/64	300 bp — Monthly	(8,043)
CMBX NA BBB–.15 Index	BBB–/P	5,699	64,000	13,990	11/18/64	300 bp — Monthly	(8,260)
CMBX NA BBB–.6 Index	B+/P	420	4,491	999	5/11/63	300 bp — Monthly	(577)
CMBX NA BBB–.6 Index	B+/P	1,607	10,778	2,398	5/11/63	300 bp — Monthly	(786)
CMBX NA BBB–.6 Index	B+/P	1,597	10,778	2,398	5/11/63	300 bp — Monthly	(796)
CMBX NA BBB–.6 Index	B+/P	1,947	19,760	4,396	5/11/63	300 bp — Monthly	(2,440)
CMBX NA BBB–.6 Index	B+/P	3,254	25,149	5,595	5/11/63	300 bp — Monthly	(2,329)
CMBX NA BBB–.6 Index	B+/P	2,849	32,335	7,194	5/11/63	300 bp — Monthly	(4,329)
CMBX NA BBB–.6 Index	B+/P	4,016	35,927	7,994	5/11/63	300 bp — Monthly	(3,960)
CMBX NA BBB–.6 Index	B+/P	4,842	39,520	8,793	5/11/63	300 bp — Monthly	(3,931)
CMBX NA BBB–.6 Index	B+/P	6,209	52,993	11,790	5/11/63	300 bp — Monthly	(5,555)
CMBX NA BBB–.6 Index	B+/P	5,920	52,993	11,790	5/11/63	300 bp — Monthly	(5,844)
CMBX NA BBB–.6 Index	B+/P	6,856	55,687	12,390	5/11/63	300 bp — Monthly	(5,506)
CMBX NA BBB–.6 Index	B+/P	5,978	61,975	13,789	5/11/63	300 bp — Monthly	(7,780)
CMBX NA BBB–.6 Index	B+/P	8,842	70,956	15,787	5/11/63	300 bp — Monthly	(6,910)
CMBX NA BBB–.6 Index	B+/P	4,144	76,345	16,986	5/11/63	300 bp — Monthly	(12,804)
CMBX NA BBB–.6 Index	B+/P	11,801	76,345	16,986	5/11/63	300 bp — Monthly	(5,147)
CMBX NA BBB–.6 Index	B+/P	8,117	84,429	18,785	5/11/63	300 bp — Monthly	(10,626)

Putnam VT Diversified Income Fund	31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	B+/P	$26,280	$86,225	$19,185	5/11/63	300 bp — Monthly	$7,139
CMBX NA BBB–.6 Index	B+/P	13,886	91,615	20,384	5/11/63	300 bp — Monthly	(6,452)
CMBX NA BBB–.6 Index	B+/P	8,608	91,615	20,384	5/11/63	300 bp — Monthly	(11,730)
CMBX NA BBB–.6 Index	B+/P	5,606	99,698	22,182	5/11/63	300 bp — Monthly	(16,526)
CMBX NA BBB–.6 Index	B+/P	16,916	101,495	22,582	5/11/63	300 bp — Monthly	(5,615)
CMBX NA BBB–.6 Index	B+/P	16,910	103,291	22,981	5/11/63	300 bp — Monthly	(6,020)
CMBX NA BBB–.6 Index	B+/P	13,259	106,884	23,781	5/11/63	300 bp — Monthly	(10,468)
CMBX NA BBB–.6 Index	B+/P	13,360	110,476	24,580	5/11/63	300 bp — Monthly	(11,165)
CMBX NA BBB–.6 Index	B+/P	13,309	110,476	24,580	5/11/63	300 bp — Monthly	(11,216)
CMBX NA BBB–.6 Index	B+/P	10,717	114,069	25,380	5/11/63	300 bp — Monthly	(14,605)
CMBX NA BBB–.6 Index	B+/P	10,857	117,662	26,179	5/11/63	300 bp — Monthly	(15,263)
CMBX NA BBB–.6 Index	B+/P	15,957	128,440	28,577	5/11/63	300 bp — Monthly	(12,556)
CMBX NA BBB–.6 Index	B+/P	15,957	128,440	28,577	5/11/63	300 bp — Monthly	(12,556)
CMBX NA BBB–.6 Index	B+/P	17,887	143,709	31,974	5/11/63	300 bp — Monthly	(14,015)
CMBX NA BBB–.6 Index	B+/P	8,601	149,098	33,173	5/11/63	300 bp — Monthly	(24,497)
CMBX NA BBB–.6 Index	B+/P	18,520	150,895	33,573	5/11/63	300 bp — Monthly	(14,977)
CMBX NA BBB–.6 Index	B+/P	25,922	154,487	34,372	5/11/63	300 bp — Monthly	(8,373)
CMBX NA BBB–.6 Index	B+/P	9,024	155,385	34,572	5/11/63	300 bp — Monthly	(25,471)
CMBX NA BBB–.6 Index	B+/P	9,016	158,080	35,172	5/11/63	300 bp — Monthly	(26,076)
CMBX NA BBB–.6 Index	B+/P	47,281	159,876	35,571	5/11/63	300 bp — Monthly	11,790
CMBX NA BBB–.6 Index	B+/P	23,498	173,349	38,569	5/11/63	300 bp — Monthly	(14,984)
CMBX NA BBB–.6 Index	B+/P	31,126	199,396	44,364	5/11/63	300 bp — Monthly	(13,138)
CMBX NA BBB–.6 Index	B+/P	32,901	282,927	62,949	5/11/63	300 bp — Monthly	(29,906)
CMBX NA BBB–.7 Index	BB–/P	151,525	2,050,000	383,145	1/17/47	300 bp — Monthly	(230,595)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B+/P	8,906	111,000	36,108	5/11/63	500 bp — Monthly	(27,109)
CMBX NA BB.6 Index	CCC+/P	289,832	517,834	201,178	5/11/63	500 bp — Monthly	89,085
CMBX NA BBB–.11 Index	BBB–/P	2,864	26,000	4,189	11/18/54	300 bp — Monthly	(1,312)
CMBX NA BBB–.13 Index	BBB–/P	5,155	39,000	7,777	12/16/72	300 bp — Monthly	(2,602)
CMBX NA BBB–.6 Index	B+/P	15,388	61,975	13,789	5/11/63	300 bp — Monthly	1,630
Merrill Lynch International
CMBX NA BB.6 Index	CCC+/P	5,703	46,909	18,224	5/11/63	500 bp — Monthly	(12,482)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB–/P	837	9,000	2,111	12/16/72	500 bp — Monthly	(1,266)
CMBX NA BB.13 Index	BB–/P	820	9,000	2,111	12/16/72	500 bp — Monthly	(1,283)
CMBX NA BB.13 Index	BB–/P	6,096	66,000	15,477	12/16/72	500 bp — Monthly	(9,326)
CMBX NA BB.13 Index	BB–/P	15,517	169,000	39,631	12/16/72	500 bp — Monthly	(23,973)
CMBX NA BB.6 Index	CCC+/P	7,658	57,946	22,512	5/11/63	500 bp — Monthly	(14,805)
CMBX NA BB.6 Index	CCC+/P	76,812	166,479	64,677	5/11/63	500 bp — Monthly	12,273
CMBX NA BB.6 Index	CCC+/P	84,420	184,875	71,824	5/11/63	500 bp — Monthly	12,750
CMBX NA BB.9 Index	B/P	1,602	4,000	1,171	9/17/58	500 bp — Monthly	435
CMBX NA BBB–.12 Index	BBB–/P	1,945	33,000	5,940	8/17/61	300 bp — Monthly	(3,979)
CMBX NA BBB–.12 Index	BBB–/P	5,925	138,000	24,840	8/17/61	300 bp — Monthly	(18,846)
CMBX NA BBB–.13 Index	BBB–/P	328	5,000	997	12/16/72	300 bp — Monthly	(667)
CMBX NA BBB–.13 Index	BBB–/P	769	13,000	2,592	12/16/72	300 bp — Monthly	(1,817)
CMBX NA BBB–.13 Index	BBB–/P	2,388	26,000	5,184	12/16/72	300 bp — Monthly	(2,783)
CMBX NA BBB–.15 Index	BBB–/P	1,561	17,000	3,716	11/18/64	300 bp — Monthly	(2,147)
CMBX NA BBB–.15 Index	BBB–/P	3,102	55,000	12,023	11/18/64	300 bp — Monthly	(8,893)
CMBX NA BBB–.6 Index	B+/P	2,035	27,844	6,195	5/11/63	300 bp — Monthly	(4,146)
CMBX NA BBB–.6 Index	B+/P	7,592	103,291	22,981	5/11/63	300 bp — Monthly	(15,337)
CMBX NA BBB–.6 Index	B+/P	37,321	126,644	28,177	5/11/63	300 bp — Monthly	9,207
CMBX NA BBB–.6 Index	B+/P	51,046	174,247	38,769	5/11/63	300 bp — Monthly	12,365
CMBX NA BBB–.6 Index	B+/P	120,750	314,364	69,944	5/11/63	300 bp — Monthly	50,964

32	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	B+/P	$137,766	$1,867,769	$415,565	5/11/63	300 bp — Monthly	$(277,368)
CMBX NA BBB–.9 Index	BB+/P	775	8,000	1,371	9/17/58	300 bp — Monthly	(587)
Upfront premium received		3,081,820		Unrealized appreciation			334,916
Upfront premium (paid)		—		Unrealized (depreciation)			(2,834,365)
Total		$3,081,820		Total			$(2,499,449)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(67,991)	$282,000	$91,735	11/17/59	(500 bp) — Monthly	$23,509
CMBX NA BB.10 Index	(39,270)	154,000	50,096	11/17/59	(500 bp) — Monthly	10,698
CMBX NA BB.10 Index	(10,541)	101,000	32,855	11/17/59	(500 bp) — Monthly	22,230
CMBX NA BB.10 Index	(9,210)	84,000	27,325	11/17/59	(500 bp) — Monthly	18,045
CMBX NA BB.11 Index	(5,960)	46,000	9,011	11/18/54	(500 bp) — Monthly	3,013
CMBX NA BB.11 Index	(2,075)	40,000	7,836	11/18/54	(500 bp) — Monthly	5,728
CMBX NA BB.11 Index	(1,508)	16,000	3,134	11/18/54	(500 bp) — Monthly	1,613
CMBX NA BB.8 Index	(27,220)	76,339	28,345	10/17/57	(500 bp) — Monthly	1,061
CMBX NA BB.8 Index	(6,208)	48,316	17,940	10/17/57	(500 bp) — Monthly	11,691
CMBX NA BB.9 Index	(1,854)	46,000	13,464	9/17/58	(500 bp) — Monthly	11,571
CMBX NA BB.9 Index	(2,271)	22,000	6,439	9/17/58	(500 bp) — Monthly	4,150
CMBX NA BB.9 Index	(774)	12,000	3,512	9/17/58	(500 bp) — Monthly	2,728
CMBX NA BB.9 Index	(353)	9,000	2,634	9/17/58	(500 bp) — Monthly	2,274
CMBX NA BB.9 Index	(109)	3,000	878	9/17/58	(500 bp) — Monthly	767
CMBX NA BBB–.10 Index	(40,233)	234,000	40,786	11/17/59	(300 bp) — Monthly	436
CMBX NA BBB–.10 Index	(28,552)	123,000	21,439	11/17/59	(300 bp) — Monthly	(7,175)
CMBX NA BBB–.10 Index	(21,710)	91,000	15,861	11/17/59	(300 bp) — Monthly	(5,894)
CMBX NA BBB–.10 Index	(12,443)	57,000	9,935	11/17/59	(300 bp) — Monthly	(2,536)
CMBX NA BBB–.10 Index	(11,535)	53,000	9,238	11/17/59	(300 bp) — Monthly	(2,323)
CMBX NA BBB–.10 Index	(5,991)	47,000	8,192	11/17/59	(300 bp) — Monthly	2,177
CMBX NA BBB–.10 Index	(3,569)	28,000	4,880	11/17/59	(300 bp) — Monthly	1,297
CMBX NA BBB–.10 Index	(3,428)	27,000	4,706	11/17/59	(300 bp) — Monthly	1,264
CMBX NA BBB–.10 Index	(1,835)	15,000	2,615	11/17/59	(300 bp) — Monthly	772
CMBX NA BBB–.11 Index	(320)	1,000	161	11/18/54	(300 bp) — Monthly	(159)
CMBX NA BBB–.12 Index	(57,473)	172,000	30,960	8/17/61	(300 bp) — Monthly	(26,599)
CMBX NA BBB–.12 Index	(54,225)	156,000	28,080	8/17/61	(300 bp) — Monthly	(26,223)
CMBX NA BBB–.12 Index	(29,175)	83,000	14,940	8/17/61	(300 bp) — Monthly	(14,277)
CMBX NA BBB–.12 Index	(4,819)	70,000	12,600	8/17/61	(300 bp) — Monthly	7,746
CMBX NA BBB–.12 Index	(334)	1,000	180	8/17/61	(300 bp) — Monthly	(155)
CMBX NA BBB–.13 Index	(2,924)	50,000	9,970	12/16/72	(300 bp) — Monthly	7,021
CMBX NA BBB–.13 Index	(1,273)	25,000	4,985	12/16/72	(300 bp) — Monthly	3,699
CMBX NA BBB–.13 Index	(1,261)	25,000	4,985	12/16/72	(300 bp) — Monthly	3,712
CMBX NA BBB–.13 Index	(1,516)	20,000	3,988	12/16/72	(300 bp) — Monthly	2,462
CMBX NA BBB–.13 Index	(986)	18,000	3,589	12/16/72	(300 bp) — Monthly	2,595
CMBX NA BBB–.8 Index	(17,205)	124,000	21,415	10/17/57	(300 bp) — Monthly	4,148
CMBX NA BBB–.8 Index	(18,652)	118,000	20,379	10/17/57	(300 bp) — Monthly	1,668
CMBX NA BBB–.8 Index	(18,725)	118,000	20,379	10/17/57	(300 bp) — Monthly	1,594

Putnam VT Diversified Income Fund	33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.8 Index	$(13,845)	$104,000	$17,961	10/17/57	(300 bp) — Monthly	$4,064
CMBX NA BBB–.8 Index	(12,500)	80,000	13,816	10/17/57	(300 bp) — Monthly	1,276
CMBX NA BBB–.8 Index	(8,603)	62,000	10,707	10/17/57	(300 bp) — Monthly	2,074
CMBX NA BBB–.8 Index	(7,586)	53,000	9,153	10/17/57	(300 bp) — Monthly	1,541
CMBX NA BBB–.8 Index	(1,722)	11,000	1,900	10/17/57	(300 bp) — Monthly	173
CMBX NA BBB–.9 Index	(4,259)	18,000	3,085	9/17/58	(300 bp) — Monthly	(1,182)
Credit Suisse International
CMBX NA BB.10 Index	(24,973)	210,000	68,313	11/17/59	(500 bp) — Monthly	43,165
CMBX NA BB.10 Index	(28,019)	210,000	68,313	11/17/59	(500 bp) — Monthly	40,119
CMBX NA BB.10 Index	(13,797)	111,000	36,108	11/17/59	(500 bp) — Monthly	22,219
CMBX NA BB.7 Index	(9,602)	500,358	194,389	5/11/63	(500 bp) — Monthly	184,370
CMBX NA BB.7 Index	(46,385)	282,000	88,971	1/17/47	(500 bp) — Monthly	42,351
CMBX NA BB.7 Index	(25,825)	140,000	44,170	1/17/47	(500 bp) — Monthly	18,228
CMBX NA BB.9 Index	(1,804)	18,000	5,269	9/17/58	(500 bp) — Monthly	3,449
Goldman Sachs International
CMBX NA A.6 Index	(6,956)	84,000	8,266	5/11/63	(200 bp) — Monthly	1,280
CMBX NA A.6 Index	(9,028)	73,600	7,242	5/11/63	(200 bp) — Monthly	(1,811)
CMBX NA A.6 Index	(5,363)	44,000	4,330	5/11/63	(200 bp) — Monthly	(1,048)
CMBX NA A.6 Index	(5,004)	40,800	4,015	5/11/63	(200 bp) — Monthly	(1,004)
CMBX NA A.6 Index	(4,570)	36,000	3,542	5/11/63	(200 bp) — Monthly	(1,041)
CMBX NA A.6 Index	(3,197)	26,400	2,598	5/11/63	(200 bp) — Monthly	(608)
CMBX NA A.6 Index	(2,906)	24,000	2,362	5/11/63	(200 bp) — Monthly	(553)
CMBX NA A.6 Index	(2,906)	24,000	2,362	5/11/63	(200 bp) — Monthly	(553)
CMBX NA A.6 Index	(2,864)	23,200	2,283	5/11/63	(200 bp) — Monthly	(589)
CMBX NA A.6 Index	(1,467)	12,000	1,181	5/11/63	(200 bp) — Monthly	(291)
CMBX NA A.6 Index	(1,272)	10,400	1,023	5/11/63	(200 bp) — Monthly	(252)
CMBX NA A.6 Index	(81)	800	79	5/11/63	(200 bp) — Monthly	(3)
CMBX NA A.6 Index	(86)	800	79	5/11/63	(200 bp) — Monthly	(8)
CMBX NA A.6 Index	(87)	800	79	5/11/63	(200 bp) — Monthly	(9)
CMBX NA BB.10 Index	(9,276)	41,000	13,337	11/17/59	(500 bp) — Monthly	4,027
CMBX NA BB.6 Index	(36,089)	227,185	88,261	5/11/63	(500 bp) — Monthly	51,983
CMBX NA BB.6 Index	(19,335)	173,838	67,536	5/11/63	(500 bp) — Monthly	48,056
CMBX NA BB.7 Index	(35,390)	216,000	68,148	1/17/47	(500 bp) — Monthly	32,578
CMBX NA BB.7 Index	(26,396)	130,000	41,015	1/17/47	(500 bp) — Monthly	14,510
CMBX NA BB.7 Index	(11,198)	74,000	23,347	1/17/47	(500 bp) — Monthly	12,087
CMBX NA BB.7 Index	(8,623)	51,000	16,091	1/17/47	(500 bp) — Monthly	7,425
CMBX NA BB.7 Index	(6,572)	36,000	11,358	1/17/47	(500 bp) — Monthly	4,756
CMBX NA BB.8 Index	(57,836)	159,442	59,201	10/17/57	(500 bp) — Monthly	1,232
CMBX NA BB.8 Index	(57,936)	159,442	59,201	10/17/57	(500 bp) — Monthly	1,132
CMBX NA BB.8 Index	(45,682)	119,823	44,490	10/17/57	(500 bp) — Monthly	(1,292)
CMBX NA BB.8 Index	(37,795)	101,463	37,673	10/17/57	(500 bp) — Monthly	(206)
CMBX NA BB.8 Index	(33,006)	93,732	34,803	10/17/57	(500 bp) — Monthly	1,719
CMBX NA BB.8 Index	(1,813)	15,461	5,741	10/17/57	(500 bp) — Monthly	3,915
CMBX NA BB.9 Index	(39)	1,000	293	9/17/58	(500 bp) — Monthly	253
CMBX NA BBB–.10 Index	(4,812)	22,000	3,835	11/17/59	(300 bp) — Monthly	(988)
CMBX NA BBB–.12 Index	(11,482)	34,000	6,120	8/17/61	(300 bp) — Monthly	(5,379)
CMBX NA BBB–.12 Index	(4,289)	22,000	3,960	8/17/61	(300 bp) — Monthly	(340)
CMBX NA BBB–.6 Index	(41,693)	137,422	30,575	5/11/63	(300 bp) — Monthly	(11,186)
JPMorgan Securities LLC
CMBX NA A.6 Index	(4,454)	45,600	4,487	5/11/63	(200 bp) — Monthly	17
CMBX NA BB.17 Index	(78,835)	161,000	50,796	1/17/47	(500 bp) — Monthly	(28,173)
CMBX NA BB.8 Index	(27,259)	53,147	19,734	10/17/57	(500 bp) — Monthly	(7,570)
CMBX NA BB.9 Index	(14,826)	30,000	8,781	9/17/58	(500 bp) — Monthly	(6,070)

34	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.10 Index	$(20,175)	$160,000	$27,888	11/17/59	(300 bp) — Monthly	$7,633
CMBX NA BBB–.12 Index	(4,445)	37,000	6,660	8/17/61	(300 bp) — Monthly	2,196
CMBX NA BBB–.14 Index	(1,859)	11,000	2,295	12/16/72	(300 bp) — Monthly	430
CMBX NA BBB–.14 Index	(549)	9,000	1,877	12/16/72	(300 bp) — Monthly	1,324
CMBX NA BBB–.7 Index	(499,810)	2,129,000	397,910	1/17/47	(300 bp) — Monthly	(102,964)
CMBX NA BBB–.8 Index	(11,100)	80,000	13,816	10/17/57	(300 bp) — Monthly	2,676
Merrill Lynch International
CMBX NA BB.10 Index	(11,494)	202,000	65,711	11/17/59	(500 bp) — Monthly	54,049
CMBX NA BBB–.10 Index	(11,267)	52,000	9,064	11/17/59	(300 bp) — Monthly	(2,229)
CMBX NA BBB–.7 Index	(20,241)	247,000	46,164	1/17/47	(300 bp) — Monthly	25,800
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(5,070)	41,600	4,093	5/11/63	(200 bp) — Monthly	(991)
CMBX NA A.6 Index	(778)	6,400	630	5/11/63	(200 bp) — Monthly	(150)
CMBX NA A.6 Index	(291)	2,400	236	5/11/63	(200 bp) — Monthly	(55)
CMBX NA A.6 Index	(98)	800	79	5/11/63	(200 bp) — Monthly	(19)
CMBX NA A.6 Index	(97)	800	79	5/11/63	(200 bp) — Monthly	(18)
CMBX NA A.6 Index	(86)	800	79	5/11/63	(200 bp) — Monthly	(7)
CMBX NA A.6 Index	(96)	800	79	5/11/63	(200 bp) — Monthly	(17)
CMBX NA BB.10 Index	(31,705)	135,000	43,916	11/17/59	(500 bp) — Monthly	12,098
CMBX NA BB.10 Index	(10,593)	101,000	32,855	11/17/59	(500 bp) — Monthly	22,179
CMBX NA BB.10 Index	(29,160)	96,000	31,229	11/17/59	(500 bp) — Monthly	1,989
CMBX NA BB.7 Index	(15,485)	77,000	24,294	1/17/47	(500 bp) — Monthly	8,744
CMBX NA BB.7 Index	(13,305)	69,000	21,770	1/17/47	(500 bp) — Monthly	8,407
CMBX NA BB.7 Index	(404)	2,000	631	1/17/47	(500 bp) — Monthly	226
CMBX NA BB.8 Index	(26,693)	74,406	27,627	10/17/57	(500 bp) — Monthly	872
CMBX NA BB.8 Index	(6,349)	17,394	6,458	10/17/57	(500 bp) — Monthly	95
CMBX NA BB.8 Index	(5,618)	15,461	5,741	10/17/57	(500 bp) — Monthly	110
CMBX NA BB.9 Index	(156)	4,000	1,171	9/17/58	(500 bp) — Monthly	1,011
CMBX NA BBB–.10 Index	(18,186)	210,000	36,603	11/17/59	(300 bp) — Monthly	18,312
CMBX NA BBB–.10 Index	(35,401)	210,000	36,603	11/17/59	(300 bp) — Monthly	1,097
CMBX NA BBB–.10 Index	(11,105)	90,000	15,687	11/17/59	(300 bp) — Monthly	4,537
CMBX NA BBB–.10 Index	(11,288)	89,000	15,513	11/17/59	(300 bp) — Monthly	4,181
CMBX NA BBB–.10 Index	(15,610)	66,000	11,504	11/17/59	(300 bp) — Monthly	(4,139)
CMBX NA BBB–.10 Index	(13,896)	57,000	9,935	11/17/59	(300 bp) — Monthly	(3,990)
CMBX NA BBB–.10 Index	(5,991)	50,000	8,715	11/17/59	(300 bp) — Monthly	2,699
CMBX NA BBB–.10 Index	(6,214)	49,000	8,541	11/17/59	(300 bp) — Monthly	2,302
CMBX NA BBB–.10 Index	(7,117)	31,000	5,403	11/17/59	(300 bp) — Monthly	(1,730)
CMBX NA BBB–.10 Index	(6,112)	28,000	4,880	11/17/59	(300 bp) — Monthly	(1,246)
CMBX NA BBB–.10 Index	(2,182)	17,000	2,963	11/17/59	(300 bp) — Monthly	773
CMBX NA BBB–.10 Index	(3,252)	15,000	2,615	11/17/59	(300 bp) — Monthly	(645)
CMBX NA BBB–.10 Index	(3,027)	14,000	2,440	11/17/59	(300 bp) — Monthly	(594)
CMBX NA BBB–.11 Index	(20,889)	66,000	10,633	11/18/54	(300 bp) — Monthly	(10,289)
CMBX NA BBB–.11 Index	(11,860)	38,000	6,122	11/18/54	(300 bp) — Monthly	(5,757)
CMBX NA BBB–.12 Index	(1,107)	20,000	3,600	8/17/61	(300 bp) — Monthly	2,483
CMBX NA BBB–.13 Index	(7,765)	126,000	25,124	12/16/72	(300 bp) — Monthly	17,296
CMBX NA BBB–.14 Index	(4,970)	31,000	6,467	12/16/72	(300 bp) — Monthly	1,481
CMBX NA BBB–.14 Index	(4,431)	28,000	5,841	12/16/72	(300 bp) — Monthly	1,396
CMBX NA BBB–.7 Index	(5,016)	79,000	14,765	1/17/47	(300 bp) — Monthly	9,710
CMBX NA BBB–.7 Index	(5,502)	54,000	10,093	1/17/47	(300 bp) — Monthly	4,564
CMBX NA BBB–.8 Index	(18,697)	147,000	25,387	10/17/57	(300 bp) — Monthly	6,617
CMBX NA BBB–.8 Index	(15,120)	97,000	16,752	10/17/57	(300 bp) — Monthly	1,583
CMBX NA BBB–.8 Index	(7,595)	56,000	9,671	10/17/57	(300 bp) — Monthly	2,048
CMBX NA BBB–.8 Index	(7,630)	56,000	9,671	10/17/57	(300 bp) — Monthly	2,013
CMBX NA BBB–.8 Index	(5,456)	43,000	7,426	10/17/57	(300 bp) — Monthly	1,949

Putnam VT Diversified Income Fund	35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.8 Index	$(4,958)	$32,000	$5,526	10/17/57	(300 bp) — Monthly	$552
CMBX NA BBB–.8 Index	(2,944)	19,000	3,281	10/17/57	(300 bp) — Monthly	328
CMBX NA BBB–.8 Index	(1,565)	10,000	1,727	10/17/57	(300 bp) — Monthly	149
Upfront premium received	—			Unrealized appreciation		943,577
Upfront premium (paid)	(2,324,681)			Unrealized (depreciation)		(290,337)
Total	$(2,324,681)			Total		$653,240

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$38,076	$—	$—
Utilities and power	—	12,961	—
Total common stocks	38,076	12,961	—
Asset-backed securities	—	825,707	—
Convertible bonds and notes	—	5,803,615	—
Corporate bonds and notes	—	25,749,688	—
Foreign government and agency bonds and notes	—	14,634,519	—
Mortgage-backed securities	—	64,923,358	—
Purchased options outstanding	—	499,275	—
Purchased swap options outstanding	—	3,001,351	—
Senior loans	—	2,508,311	—
U.S. government and agency mortgage obligations	—	122,841,014	—
U.S. treasury obligations	—	868,876	—
Short-term investments	1,542,000	41,370,815	—
Totals by level	$1,580,076	$283,039,490	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$551,969	$—
Futures contracts	360,785	—	—
Written options outstanding	—	(218,250)	—
Written swap options outstanding	—	(7,143,009)	—
Forward premium swap option contracts	—	847,863	—
TBA sale commitments	—	(100,702,417)	—
Interest rate swap contracts	—	1,444,439	—
Total return swap contracts	—	(68,000)	—
Credit default contracts	—	(2,603,348)	—
Totals by level	$360,785	$(107,890,753)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

36	Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/22 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $268,198,581)	$253,800,520
Affiliated issuers (identified cost $30,819,046) (Note 5)	30,819,046
Cash	490,576
Foreign currency (cost $7,710) (Note 1)	7,440
Interest and other receivables	1,744,518
Receivable for shares of the fund sold	74,173
Receivable for investments sold	439,529
Receivable for sales of TBA securities (Note 1)	128,300,244
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,608,429
Unrealized appreciation on forward currency contracts (Note 1)	793,652
Unrealized appreciation on forward premium swap option contracts (Note 1)	12,392,777
Unrealized appreciation on OTC swap contracts (Note 1)	1,278,493
Premium paid on OTC swap contracts (Note 1)	2,324,681
Total assets	434,074,078

Liabilities
Payable for investments purchased	1,123,740
Payable for purchases of TBA securities (Note 1)	150,062,406
Payable for shares of the fund repurchased	218,141
Payable for compensation of Manager (Note 2)	48,741
Payable for custodian fees (Note 2)	47,890
Payable for investor servicing fees (Note 2)	18,065
Payable for Trustee compensation and expenses (Note 2)	98,586
Payable for administrative services (Note 2)	543
Payable for distribution fees (Note 2)	21,875
Payable for variation margin on futures contracts (Note 1)	167,620
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,011,049
Unrealized depreciation on forward currency contracts (Note 1)	241,683
Unrealized depreciation on forward premium swap option contracts (Note 1)	11,544,914
Written options outstanding, at value (premiums $5,519,622) (Note 1)	7,361,259
TBA sale commitments, at value (proceeds receivable $99,520,215) (Note 1)	100,702,417
Unrealized depreciation on OTC swap contracts (Note 1)	3,192,702
Premium received on OTC swap contracts (Note 1)	3,081,820
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	2,410,876
Other accrued expenses	130,308
Total liabilities	282,484,635

Net assets	$151,589,443

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$240,432,605
Total distributable earnings (Note 1)	(88,843,162)
Total — Representing net assets applicable to capital shares outstanding	$151,589,443

Computation of net asset value Class IA
Net assets	$46,721,688
Number of shares outstanding	9,953,901
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.69

Computation of net asset value Class IB
Net assets	$104,867,755
Number of shares outstanding	22,227,630
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.72

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	37

Statement of operations
Six months ended 6/30/22 (Unaudited)

Investment income
Interest (net of foreign tax of $570) (including interest income of $31,709 from investments in affiliated issuers) (Note 5)	$3,974,750
Dividends	2,225
Total investment income	3,976,975

Expenses
Compensation of Manager (Note 2)	424,919
Investor servicing fees (Note 2)	56,003
Custodian fees (Note 2)	50,313
Trustee compensation and expenses (Note 2)	3,252
Distribution fees (Note 2)	137,231
Administrative services (Note 2)	1,606
Auditing and tax fees	88,236
Other	66,724
Fees waived and reimbursed by Manager (Note 2)	(50,894)
Total expenses	777,390

Expense reduction (Note 2)	(73)
Net expenses	777,317

Net investment income	3,199,658

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(6,714,788)
Foreign currency transactions (Note 1)	(9,931)
Forward currency contracts (Note 1)	(362,093)
Futures contracts (Note 1)	2,879,679
Swap contracts (Note 1)	(212,710)
Written options (Note 1)	(5,815,668)
Total net realized loss	(10,235,511)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	565,457
Assets and liabilities in foreign currencies	489
Forward currency contracts	566,222
Futures contracts	639,544
Swap contracts	5,641,708
Written options	(4,040,602)
Total change in net unrealized appreciation	3,372,818

Net loss on investments	(6,862,693)

Net decrease in net assets resulting from operations	$(3,663,035)

The accompanying notes are an integral part of these financial statements.

38	Putnam VT Diversified Income Fund

Statement of changes in net assets

	Six months ended	Year ended
	6/30/22*	12/31/21
Decrease in net assets
Operations:
Net investment income	$3,199,658	$6,904,275
Net realized loss on investments and foreign currency transactions	(10,235,511)	(9,987,515)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	3,372,818	(9,275,418)
Net decrease in net assets resulting from operations	(3,663,035)	(12,358,658)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(3,337,580)	(511,935)
Class IB	(7,198,629)	(795,004)
Net realized short-term gain on investments
Class IA	(560,938)	—
Class IB	(1,262,917)	—
From net realized long-term gain on investments
Class IA	(448,750)	—
Class IB	(1,010,334)	—
Increase (decrease) from capital share transactions (Note 4)	5,731,673	(6,463,615)
Total decrease in net assets	(11,750,510)	(20,129,212)
Net assets:
Beginning of period	163,339,953	183,469,165
End of period	$151,589,443	$163,339,953

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	39

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/22 †	$5.26	.11	(.21)	(.10)	(.36)	(.11)	(.47)	$4.69	(2.27)*	$46,722	.40*[f]	2.09*[f]	1,410*
12/31/21	5.69	.23	(.61)	(.38)	(.05)	—	(.05)	5.26	(6.73)	50,798.77		4.07	1,115
12/31/20	6.26	.22	(.33)[g]	(.11)	(.46)	—	(.46)	5.69	(.76)[g]	58,536.79		4.06	1,184
12/31/19	5.82	.27	.39	.66	(.22)	—	(.22)	6.26	11.56	66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	—	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	—	(.36)	6.13	7.42	73,119.78		5.30	1,100
Class IB
6/30/22†	$5.28	.10	(.21)	(.11)	(.34)	(.11)	(.45)	$4.72	(2.35)*	$104,868	.52*[f]	1.96*[f]	1,410*
12/31/21	5.71	.21	(.60)	(.39)	(.04)	—	(.04)	5.28	(6.95)	112,542	1.02	3.81	1,115
12/31/20	6.27	.21	(.32)[g]	(.11)	(.45)	—	(.45)	5.71	(.90)[g]	124,933	1.04	3.80	1,184
12/31/19	5.83	.26	.38	.64	(.20)	—	(.20)	6.27	11.23	144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	—	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	—	(.35)	6.14	7.12	136,889	1.03	5.04	1,100

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.03% as a percentage of average net assets (Note 2).

g Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

40	Putnam VT Diversified Income Fund

Notes to financial statements 6/30/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through June 30, 2022.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate-to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Putnam VT Diversified Income Fund	41

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of

42	Putnam VT Diversified Income Fund

loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Putnam VT Diversified Income Fund	43

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $8,342,303 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $7,986,498 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$33,365,110	$23,765,581	$57,130,691

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $200,794,870, resulting in gross unrealized appreciation and depreciation of $25,821,801 and $49,527,073, respectively, or net unrealized depreciation of $23,705,272.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 43.9% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.266% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $50,894 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% (prior to July 1, 2022, the annual rate was 0.40%) of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

44	Putnam VT Diversified Income Fund

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$17,252
Class IB	38,751
Total	$56,003

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $73 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $119, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$1,971,161,255	$1,976,174,315
U.S. government securities
(Long-term)	—	—
Total	$1,971,161,255	$1,976,174,315

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/22		Year ended 12/31/21		Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	142,593	$685,612	337,780	$1,886,834	1,320,222	$6,706,268	3,178,405	$17,944,128
Shares issued in connection with
reinvestment of distributions	898,196	4,347,268	89,813	511,935	1,944,945	9,471,880	138,744	795,004
	1,040,789	5,032,880	427,593	2,398,769	3,265,167	16,178,148	3,317,149	18,739,132
Shares repurchased	(735,630)	(3,681,122)	(1,059,587)	(5,902,419)	(2,349,702)	(11,798,233)	(3,883,936)	(21,699,097)
Net increase (decrease)	305,159	$1,351,758	(631,994)	$(3,503,650)	915,465	$4,379,915	(566,787)	$(2,959,965)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	6/30/22
Short-term investments
Putnam Short Term Investment
Fund*	$27,865,699	$39,072,814	$36,119,467	$31,709	$30,819,046
Total Short-term investments	$27,865,699	$39,072,814	$36,119,467	$31,709	$30,819,046

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Putnam VT Diversified Income Fund	45

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$30,000,000
Purchased swap option contracts (contract amount)	$674,200,000
Written TBA commitment option contracts (contract amount)	$30,000,000
Written swap option contracts (contract amount)	$664,400,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$68,900,000
Centrally cleared interest rate swap contracts (notional)	$384,800,000
OTC total return swap contracts (notional)	$1,700,000
Centrally cleared total return swap contracts (notional)	$2,000,000
OTC credit default contracts (notional)	$42,100,000

46	Putnam VT Diversified Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,977,921	Payables	$5,649,269
Foreign exchange contracts	Receivables	793,652	Payables	241,683
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	27,956,529*	Unrealized depreciation	29,164,075*
Total		$31,728,102		$35,055,027

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(598,945)	$(598,945)
Foreign exchange contracts	—	—	(362,093)	—	$(362,093)
Interest rate contracts	(4,293,954)	2,879,679	—	386,235	$(1,028,040)
Total	$(4,293,954)	$2,879,679	$(362,093)	$(212,710)	$(1,989,078)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$2,259,420	$2,259,420
Foreign exchange contracts	—	—	566,222	—	$566,222
Interest rate contracts	(455,254)	639,544	—	3,382,288	$3,566,578
Total	$(455,254)	$639,544	$566,222	$5,641,708	$6,392,220

Putnam VT Diversified Income Fund	47

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,608,429	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,608,429
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	644,317	504,306	—	652,841	—	—	532,811	120,622	523,024	—	—	—	—	—	—	2,977,921
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency
contracts#	6,033	7,348	—	3,661	—	—	—	8,083	51,684	6,505	—	—	200,044	—	429,572	75,718	1,966	—	3,038	793,652
Forward premium swap
option contracts#	2,957,089	77,792	—	3,348,313	—	—	414,662	726,477	—	1,533,705	—	—	263,435	—	—	150,825	2,026,459	894,020	—	12,392,777
Purchased swap
options**#	8,275	—	—	—	—	—	—	258,001	—	614,235	—	—	766,534	925,190	—	—	429,116	—	—	3,001,351
Purchased options**#	—	—	—	—	—	—	—	—	—	499,275	—	—	—	—	—	—	—	—	—	499,275
Total Assets	$2,971,397	$85,140	$1,608,429	$3,351,974	$644,317	$504,306	$414,662	$1,645,402	$51,684	$2,653,720	$532,811	$120,622	$1,753,037	$925,190	$429,572	$226,543	$2,457,541	$894,020	$3,038	$21,273,405
Liabilities:
Centrally cleared interest
rate swap contracts§	$—	$—	$2,011,049	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 2,011,049
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	68,000	—	—	—	—	—	—	68,000
OTC Credit default
contracts —
protection sold*#	192,411	—	—	—	1,509,901	1,398,499	—	1,343,526	—	—	262,453	18,185	856,294	—	—	—	—	—	—	5,581,269
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	167,620	—	—	—	—	—	—	—	—	167,620
Forward currency
contracts#	—	9,993	—	4,477	—	—	—	9,725	14,195	249	—	—	28,000	726	3,676	1,455	169,152	—	35	241,683
Forward premium swap
option contracts#	2,764,592	68,915	—	3,013,745	—	—	339,369	1,441,248	—	1,690,958	—	—	339,441	—	—	90,769	1,244,707	551,170	—	11,544,914
Written swap options#	291,273	—	—	1,577,262	—	—	—	235,329	—	1,682,415	—	—	1,159,145	1,657,527	—	135,596	404,462	—	—	7,143,009
Written options#	—	—	—	—	—	—	—	—	—	218,250	—	—	—	—	—	—	—	—	—	218,250
Total Liabilities	$3,248,276	$78,908	$2,011,049	$4,595,484	$1,509,901	$1,398,499	$339,369	$3,029,828	$14,195	$3,591,872	$430,073	$18,185	$2,450,880	$1,658,253	$3,676	$227,820	$1,818,321	$551,170	$35	$26,975,794
Total Financial
and Derivative
Net Assets	$(276,879)	$6,232	$(402,620)	$(1,243,510)	$(865,584)	$(894,193)	$75,293	$(1,384,426)	$37,489	$(938,152)	$102,738	$102,437	$(697,843)	$(733,063)	$425,896	$(1,277)	$639,220	$342,850	$3,003	$(5,702,389)
Total collateral
received (pledged)†##	$(276,879)	$—	$—	$(1,243,510)	$(865,584)	$(894,193)	$—	$(1,384,426)	$37,489	$(938,152)	$102,738	$102,437	$(697,843)	$(733,063)	$379,905	$—	$639,220	$342,850	$—
Net amount	$—	$6,232	$(402,620)	$—	$—	$—	$75,293	$—	$—	$—	$—	$—	$—	$—	$45,991	$(1,277)	$—	$—	$3,003

48	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	49

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$100,000	$—	$552,000	$117,344	$—	$—	$379,905	$—	$780,000	$481,627	$—	$2,410,876
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$(422,834)	$—	$—	$(1,254,676)	$(974,278)	$(960,857)	$—	$(1,429,333)	$—	$(1,252,191)	$—	$—	$(885,690)	$(806,639)	$—	$—	$—	$—	$—	$(7,986,498)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $332,861 and $1,566,215, respectively.

50	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	51

Shareholder meeting results (Unaudited)

June 29, 2022 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld
Liaquat Ahamed	367,407,973	17,233,651
Barbara M. Baumann	368,543,732	16,097,891
Katinka Domotorffy	370,405,107	14,236,517
Catharine Bond Hill	368,981,588	15,660,035
Kenneth R. Leibler	368,097,861	16,543,762
Jennifer W. Murphy	369,061,225	15,580,398
Marie Pillai	369,504,026	15,137,598
George Putnam, III	368,189,409	16,452,215
Robert L. Reynolds	369,089,761	15,551,863
Manoj P. Singh	369,110,059	15,531,565
Mona K. Sutphen	371,262,782	13,378,842

All tabulations are rounded to the nearest whole number.

52	Putnam VT Diversified Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2022, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2022, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2022 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-management contract, effective July 1, 2022. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered that the proposed amended and restated sub-management contract would lower the sub-management fees paid by Putnam Management to PIL.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2021. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations

Putnam VT Diversified Income Fund	53

attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2021. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2024. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2021 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, the Putnam funds’ performance was generally solid in 2021 against a backdrop of strong U.S. economic and financial market growth. The Trustees considered Putnam Management’s observation that, despite an environment of generally strong growth, there had been various headwinds experienced in 2021. For the one-year period ended December 31, 2021, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 52nd percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, delivered a gross return that trailed their benchmarks by 0.1%. Over the longer-term, the Committee noted that, on an asset-weighted basis, the Putnam funds delivered strong aggregate performance relative to their Lipper peers over the three-, five- and ten-year periods ended December 31, 2021, ranking in the 31st, 29th and 21st percentiles, respectively, and that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of those periods.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In particular, the Trustees considered The Putnam Fund complex’s performance as reported in the Barron’s/Lipper Fund Families survey (the “Survey”), which ranks mutual fund companies based on their performance across a variety of asset types. The Trustees noted that The Putnam Fund complex continued to rank highly in the Survey, especially over the longer-term, with The Putnam Funds ranking as the 6th best performing mutual fund complex out of 45 complexes for the ten-year period and 13th out of 49 complexes for the five-year period. The Trustees noted that 2021 marked the fifth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also considered that The Putnam Fund complex’s Survey performance over the one-year period was solid, with The Putnam Funds ranking 27th out of 51 complexes. In addition to the Survey, the Trustees also considered the Putnam funds’ ratings assigned by Morningstar Inc., noting that 25 of the funds were four- or five-star rated at the end of 2021 (representing a

54	Putnam VT Diversified Income Fund

decrease of one fund year-over-year) and that this included nine funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2021 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2021 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	4th	4th

Over the one-year, three-year and five-year periods ended December 31, 2021, there were 35, 34 and 28 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year, three-year and five-year periods ended December 31, 2021 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over those periods was driven by disappointing performance in 2021 and, to a lesser extent, in 2020. The Trustees observed that significant underperformance in the securitized products sector in 2021 had contributed to the fund’s disappointing results, noting that prepayment strategies had suffered as a result of significantly elevated refinancing (given strong home price appreciation and low interest rates) relative to expectations. The Trustees considered that the fund’s underperformance was also driven by significant underperformance in the securitized products sector in 2020, which resulted from the outsized impact of the COVID-19 pandemic on the commercial mortgage sector. In addition, the Trustees considered the negative impact that the fund’s term structure strategies had on performance in 2021 and Putnam Management’s observation that term structure strategies had positively contributed to the fund’s performance from 2017 to 2020 and over the three-year and five-year periods ended December 31, 2021.

The Trustees considered Putnam Management’s observation that a number of the investment strategies that had detracted from the fund’s performance had begun to recover as of March 31, 2022 and that the fund had strong performance year to date relative to its peers, as of March 31, 2022. In addition, the Trustees considered the retirement of two of the fund’s portfolio managers over the previous year and the addition of a portfolio manager. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2021 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Diversified Income Fund	55

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56	Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund	57

This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	VTSA028 330260 8/22

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2022